UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
5/31/12 (Unaudited)

COMMON STOCKS (92.2%)(a)
	Shares	Value

Aerospace and defense (0.2%)

Embraer SA ADR (Brazil)	2,381	$67,144

		67,144
Airlines (0.8%)

Korean Air Lines Co., Ltd. (South Korea)(NON)	6,514	249,466

		249,466
Auto components (1.5%)

Hyundai Mobis (South Korea)	2,118	497,086

		497,086
Automobiles (2.8%)

Brilliance China Automotive Holdings, Inc. (China)(NON)	258,000	252,962

Kia Motors Corp. (South Korea)	9,527	647,376

		900,338
Beverages (1.1%)

Grupo Modelo SA de CV Ser. C (Mexico)	50,749	352,763

		352,763
Capital markets (0.5%)

Yuanta Financial Holding Co., Ltd. (Taiwan)(NON)	352,774	155,420

		155,420
Chemicals (0.4%)

Formosa Chemicals & Fibre Corp. (Taiwan)	55,000	145,571

		145,571
Commercial banks (14.5%)

Agricultural Bank of China, Ltd. (China)	1,127,000	455,937

Bank Mandiri (Persero) Tbk PT (Indonesia)	589,500	432,718

China Construction Bank Corp. (China)	1,476,000	1,023,105

ICICI Bank, Ltd. (India)	10,037	139,990

Industrial and Commercial Bank of China, Ltd. (China)	1,434,000	872,053

Itau Unibanco Holding SA ADR (Preference) (Brazil)	23,720	343,228

Kasikornbank PCL NVDR (Thailand)	97,500	475,012

KB Financial Group, Inc. (South Korea)	14,341	448,365

Sberbank of Russia ADR (Russia)(NON)	59,635	593,184

		4,783,592
Commercial services and supplies (0.8%)

KEPCO Plant Service & Engineering Co., Ltd. (South Korea)	7,250	274,889

		274,889
Communications equipment (0.8%)

HTC Corp. (Taiwan)	7,000	100,844

Wistron NeWeb Corp. (Taiwan)	83,348	150,511

		251,355
Computers and peripherals (1.5%)

Asustek Computer, Inc. (Taiwan)	24,000	240,418

LITE-ON IT Corp. (Taiwan)	262,000	250,168

		490,586
Construction and engineering (4.2%)

Daelim Industrial Co., Ltd. (South Korea)	5,000	422,368

Empresas ICA SAB de CV (Mexico)(NON)	227,629	340,725

KEPCO Engineering & Construction Co., Inc. (South Korea)	4,140	255,714

Samsung Engineering Co., Ltd. (South Korea)	2,179	347,089

		1,365,896
Construction materials (4.1%)

Asia Cement Corp. (Taiwan)	252,000	300,985

China National Building Material Co., Ltd. (China)	274,000	332,547

China Shanshui Cement Group, Ltd. (China)	366,000	291,893

Siam Cement PCL NVDR (Thailand)	39,500	424,611

		1,350,036
Diversified financial services (2.9%)

African Bank Investments, Ltd. (South Africa)	113,359	486,263

BM&F Bovespa SA (Brazil)	46,800	221,603

FirstRand, Ltd. (South Africa)	77,694	236,545

		944,411
Electrical equipment (0.8%)

Harbin Electric Co., Ltd. (China)	260,000	252,243

		252,243
Electronic equipment, instruments, and components (2.9%)

Hollysys Automation Technologies, Ltd. (China)(NON)	36,098	324,160

Hon Hai Precision Industry Co., Ltd. (Taiwan)	130,072	381,309

Tripod Technology Corp. (Taiwan)	82,900	231,080

		936,549
Energy equipment and services (1.5%)

Eurasia Drilling Co., Ltd. GDR (Russia)	19,511	491,834

		491,834
Food and staples retail (1.8%)

Spar Group, Ltd. (The) (South Africa)	16,646	215,503

Walmart De Mexico SAB de CV Ser. V (Mexico)	152,349	368,074

		583,577
Food products (2.8%)

First Resources, Ltd. (Singapore)	169,000	218,365

Golden Agri-Resources, Ltd. (Singapore)	408,000	205,805

M Dias Branco SA (Brazil)	8,000	221,137

Universal Robina Crop. (Philippines)	147,030	219,675

Zhongpin, Inc. (China)(NON)	6,972	65,885

		930,867
Gas utilities (0.5%)

China Resources Gas Group, Ltd. (China)	92,000	175,192

		175,192
Household durables (0.7%)

Woongjin Coway Company, Ltd. (South Korea)	7,370	220,429

		220,429
Independent power producers and energy traders (0.6%)

China WindPower Group, Ltd. (China)(NON)	5,370,000	204,102

		204,102
Industrial conglomerates (0.7%)

Alliance Global Group, Inc. (Philippines)	753,100	215,691

		215,691
Internet software and services (2.9%)

Baidu, Inc. ADR (China)(NON)	2,172	255,796

Daum Communications Corp. (South Korea)	2,516	215,520

Mail.ru Group., Ltd. GDR (Russia)(NON)	6,162	194,326

Tencent Holdings, Ltd. (China)	10,800	296,941

		962,583
Machinery (1.3%)

China Automation Group, Ltd. (China)	715,000	186,084

China National Materials Co., Ltd. (China)	785,000	250,826

		436,910
Media (0.8%)

Major Cineplex Group PCL (Thailand)	417,800	253,451

		253,451
Metals and mining (4.0%)

Gold Fields, Ltd. (South Africa)	21,233	282,857

MMX Mineracao e Metalicos SA (Brazil)(NON)	49,720	156,296

Sterlite Industries (India), Ltd. (India)	65,820	110,232

Sterlite Industries (India), Ltd. ADR (India)	19,980	133,267

Vale SA ADR (Brazil)	11,633	213,000

Vale SA ADR (Preference) (Brazil)	23,014	417,014

		1,312,666
Oil, gas, and consumable fuels (8.5%)

CNOOC, Ltd. (China)	189,000	341,885

Gazprom OAO ADR (Russia) (London International Exchange)	48,625	430,251

Gazprom OAO ADR (Russia) (OTC U.S. Exchange)	7,564	66,412

Lukoil OAO ADR (Russia)	13,196	689,849

OGX Petroleo e Gas Participacoes SA (Brazil)(NON)	64,654	330,186

Pacific Rubiales Energy Corp. (Colombia)	10,111	265,195

Petroleo Brasileiro SA ADR (Preference) (Brazil)	20,006	378,113

PT Adaro Energy Tbk (Indonesia)	2,047,500	320,194

		2,822,085
Real estate management and development (5.1%)

BR Malls Participacoes SA (Brazil)	40,271	443,274

BR Properties SA (Brazil)	20,700	235,035

Brasil Brokers Particioacoes SA (Brazil)	56,912	168,463

C C Land Holdings, Ltd. (China)(NON)	917,000	212,664

China Overseas Land & Investment, Ltd. (China)	100,000	208,979

LSR Group OJSC GDR (Russia)	34,138	140,757

Multiplan Empreendimentos Imobilliarios SA (Brazil)	10,300	244,624

		1,653,796
Road and rail (1.3%)

Localiza Rent a Car SA (Brazil)	26,030	413,000

		413,000
Semiconductors and semiconductor equipment (7.3%)

Samsung Electronics Co., Ltd. (South Korea)	1,842	1,889,991

SK Hynix, Inc. (South Korea)(NON)	15,980	312,763

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	73,889	210,666

		2,413,420
Software (0.5%)

Perfect World Co., Ltd. ADR (China)	15,632	159,290

		159,290
Specialty retail (2.2%)

Cia Hering (Brazil)	23,002	477,866

Lewis Group, Ltd. (South Africa)	27,221	235,271

		713,137
Textiles, apparel, and luxury goods (0.7%)

LG Fashion Corp. (South Korea)	8,030	215,675

		215,675
Thrifts and mortgage finance (1.3%)

Housing Development Finance Corp., Ltd. (HDFC) (India)	17,719	206,557

LIC Housing Finance, Ltd. (India)	49,751	210,007

		416,564
Tobacco (1.5%)

KT&G Corp. (South Korea)	7,160	476,828

		476,828
Transportation infrastructure (0.6%)

CCR SA (Brazil)	25,781	200,690

		200,690
Wireless telecommunication services (5.8%)

America Movil SAB de CV ADR Ser. L (Mexico)	8,900	209,684

Bharti Airtel, Ltd. (India)	53,703	289,326

China Mobile, Ltd. (China)	64,500	652,350

Empresa Nacional de Telecomunicaciones SA (ENTEL) (Chile)	22,010	391,317

TIM Participacoes SA ADR (Brazil)	14,670	358,682

		1,901,359

Total common stocks (cost $33,628,431)		$30,190,491

INVESTMENT COMPANIES (0.5%)(a)
	Shares	Value

iShares FTSE A50 China Index ETF (China)	122,100	$167,067

Total investment Companies (cost $170,088)		$167,067

SHORT-TERM INVESTMENTS (7.4%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.12%(e)	2,426,236	$2,426,236

Total short-term investments (cost $2,426,236)		$2,426,236

TOTAL INVESTMENTS

Total investments (cost $36,224,755)(b)		$32,783,794

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $32,730,795.
(b)	The aggregate identified cost on a tax basis is $36,414,269, resulting in gross unrealized appreciation and depreciation of $1,936,323 and $5,566,798, respectively, or net unrealized depreciation of $3,630,475.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $755 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $10,421,023 and $8,015,668, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	21.3%
	South Korea	19.8
	Brazil	14.9
	Russia	8.0
	United States	7.4
	Taiwan	6.6
	South Africa	4.4
	Mexico	3.9
	Thailand	3.5
	India	3.3
	Indonesia	2.3
	Philippines	1.3
	Singapore	1.3
	Chile	1.2
	Colombia	0.8

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$2,564,845	$235,271	$—
Consumer staples	2,128,532	215,503	—
Energy	1,701,985	1,611,934	—
Financials	6,497,034	1,456,749	—
Industrials	3,475,929	—	—
Information technology	5,019,457	194,326	—
Materials	2,525,416	282,857	—
Telecommunication services	1,901,359	—	—
Utilities	379,294	—	—
Total common stocks	26,193,851	3,996,640	—
Investment companies	167,067	—	—
Short-term investments	2,426,236	—	—

Totals by level	$28,787,154	$3,996,640	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2013

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
5/31/12 (Unaudited)

SENIOR LOANS (84.0%)(a)(c)
		Principal amount	Value

Advertising and marketing services (1.1%)

Affinion Group, Inc. bank term loan FRN 5s, 2016		$2,940,063	$2,736,708

Getty Images, Inc. bank term loan FRN Ser. B, 5 1/4s, 2016		2,167,574	2,159,834

			4,896,542
Automotive (0.9%)

Chrysler Group, LLC bank term loan FRN Ser. B, 6s, 2017		2,972,513	2,963,842

Schaeffler AG bank term loan FRN Ser. C2, 6s, 2017 (Germany)		1,000,000	995,625

			3,959,467
Basic materials (3.7%)

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (United Kingdom)		2,250,000	2,192,344

Momentive Performance Materials, Inc. bank term loan FRN Ser. B3, 3 3/4s, 2015		2,000,000	1,925,000

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017		3,029,400	2,938,518

Novelis, Inc. bank term loan FRN Ser. B, 4s, 2017		1,130,688	1,109,487

Styron Corp. bank term loan FRN 6s, 2017		2,550,834	2,281,403

Taminco Global Chemical Corp. bank term loan FRN 5 1/4s, 2019		2,000,000	1,992,500

Tronox, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017		899,643	890,271

Tronox, Inc. bank term loan FRN Ser. DD, 1s, 2017(U)		245,357	243,006

Tube City IMS Corp. bank term loan FRN Ser. B, 5 3/4s, 2019		3,000,000	3,007,500

			16,580,029
Broadcasting (4.6%)

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.889s, 2016		6,817,423	5,307,793

Cumulus Media Holdings, Inc. bank term loan FRN 5 3/4s, 2018		2,392,755	2,374,809

Entercom Radio, LLC bank term loan FRN Ser. B, 6 1/4s, 2018		2,860,000	2,855,232

Gray Television, Inc. bank term loan FRN Ser. B, 3.74s, 2014		2,863,531	2,834,895

LIN Television Corp. bank term loan FRN Ser. B, 5s, 2018		997,500	997,500

Radio One, Inc. bank term loan FRN Ser. B, 7.515s, 2016		1,477,228	1,447,683

Univision Communications, Inc. bank term loan FRN 4.489s, 2017		5,656,788	5,185,153

			21,003,065
Building materials (1.4%)

Goodman Global, Inc. bank term loan FRN 9s, 2017		698,727	706,588

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016		990,526	988,757

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017		1,638,150	1,634,738

Roofing Supply Group, LLC bank term loan FRN Ser. B, 6 1/2s, 2019		3,000,000	2,992,500

			6,322,583
Capital goods (5.2%)

Autoparts Holdings, Ltd. bank term loan FRN 10 1/2s, 2018 (New Zealand)		1,000,000	910,000

Colfax Corp. bank term loan FRN Ser. B, 4 1/2s, 2019		1,995,000	1,988,995

Generac Power Systems, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018		3,000,000	2,970,000

Husky Injection Molding Systems, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (Canada)		2,866,630	2,849,611

Manitowoc Co., Inc. (The) bank term loan FRN Ser. B, 4 1/4s, 2017		2,490,000	2,485,643

Rexnord Corp. bank term loan FRN Ser. B, 5s, 2018		1,940,138	1,929,831

Reynolds Group Holdings, Inc, bank term loan FRN Ser. C, 6 1/2s, 2018		1,845,553	1,846,323

Reynolds Group Holdings, Inc, bank term loan FRN Ser. E, 6 1/2s, 2018		3,427,626	3,429,055

Sensus USA, Inc. bank term loan FRN 8 1/2s, 2018		1,000,000	1,000,000

Sequa Corp. bank term loan FRN 6 1/4s, 2014		997,500	992,513

SRAM Corp. bank term loan FRN 8 1/2s, 2018		1,380,000	1,386,900

SRAM Corp. bank term loan FRN 4.771s, 2018		522,035	520,077

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017		995,000	998,109

			23,307,057
Commercial and consumer services (3.8%)

Compucom Systems, Inc. bank term loan FRN 3.74s, 2014		807,601	787,410

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018		4,175,928	4,113,289

MoneyGram International, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017		1,743,590	1,723,974

Orbitz Worldwide, Inc. bank term loan FRN Ser. B, 3.239s, 2014		2,338,073	2,258,188

Sabre Holdings Corp. bank term loan FRN 5.989s, 2017		4,136,182	3,928,339

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.795s, 2014		1,205,001	1,173,119

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2.74s, 2014		120,198	117,018

Travelport, LLC bank term loan FRN Ser. B, 4.968s, 2015		2,996,292	2,692,917

Travelport, LLC bank term loan FRN Ser. S, 4.97s, 2015		674,231	605,966

			17,400,220
Communication services (7.6%)

AMC Networks, Inc. bank term loan FRN Ser. B, 4s, 2018		1,985,000	1,966,804

Asurion Corp. bank term loan FRN 9s, 2019		1,500,000	1,504,286

Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018		2,362,955	2,325,665

Atlantic Broadband Finance, LLC bank term loan FRN 9 3/4s, 2019		1,000,000	987,500

Atlantic Broadband Finance, LLC bank term loan FRN 5 1/4s, 2019		1,000,000	995,250

CCO Holdings, LLC / CCO Holdings Capital Corp. bank term loan FRN 2.741s, 2014		500,000	491,013

Cequel Communications, LLC bank term loan FRN Ser. B, 4s, 2019		2,500,000	2,433,483

Charter Communications Operating, LLC bank term loan FRN Ser. C, 3.72s, 2016		1,983,062	1,970,668

Crown Castle Operating Co. bank term loan FRN Ser. B, 4s, 2019		2,992,500	2,949,857

Intelsat Jackson Holdings SA bank term loan FRN Ser. B, 5 1/4s, 2018 (Bermuda)		2,967,519	2,937,844

Intelsat SA bank term loan FRN 3.24s, 2014 (Luxembourg)		2,125,000	2,067,625

Level 3 Financing, Inc. bank term loan FRN Ser. B2, 5 3/4s, 2018		2,670,000	2,648,723

Level 3 Financing, Inc. bank term loan FRN Ser. B3, 5 3/4s, 2018		1,500,000	1,488,047

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018		2,340,030	2,283,285

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 3/4s, 2018		2,977,500	2,947,725

Telesat Canada bank term loan FRN Ser. B, 4 1/4s, 2019 (Canada)		2,500,000	2,468,750

US Telepacific Corp. bank term loan FRN 5 3/4s, 2017		2,229,820	2,096,030

			34,562,555
Consumer (1.1%)

Spectrum Brands Holdings, Inc. bank term loan FRN 5s, 2016		3,073,587	3,068,976

Visant Corp. bank term loan FRN 5 1/4s, 2016		1,883,759	1,816,259

			4,885,235
Consumer cyclicals (1.7%)

Aramark Corp. bank term loan FRN Ser. B2, 3.829s, 2016		1,726,477	1,708,133

Aramark Corp. bank term loan FRN Ser. C, 0.091s, 2016		113,542	112,335

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B, 9 1/2s, 2016		229,713	232,329

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.489s, 2018		3,129,539	2,759,023

Toys “R” Us, Inc. bank term loan FRN 6s, 2016		2,947,500	2,911,269

			7,723,089
Consumer staples (9.2%)

ACCO Brands Corp. bank term loan FRN Ser. B, 4 1/4s, 2019		1,492,500	1,490,634

Avis Budget Car Rental, LLC bank term loan FRN Ser. C, 4 1/4s, 2019		2,000,000	1,990,000

Avis Budget Group, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018		318,929	318,530

BJ's Wholesale Club, Inc. bank term loan FRN 10s, 2018		1,000,000	1,025,000

BJ's Wholesale Club, Inc. bank term loan FRN 5 1/4s, 2018		1,990,000	1,994,975

Burger King Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016		2,540,318	2,512,798

Claire's Stores, Inc. bank term loan FRN 3.056s, 2014		3,645,755	3,393,038

Dave & Buster's, Inc. bank term loan FRN Ser. B, 5 1/2s, 2016		1,389,026	1,385,553

Dean Foods Co. bank term loan FRN Ser. A1, 3.24s, 2014		758,442	753,939

Dean Foods Co. bank term loan FRN Ser. B2, 3.49s, 2017		1,459,302	1,441,061

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		4,332,287	4,240,226

DineEquity, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017		1,274,313	1,264,490

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017		3,200,000	3,184,000

NPC International, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018		2,000,000	1,990,000

Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp. bank term loan FRN Ser. E, 4 3/4s, 2018		1,000,000	993,438

Prestige Brands, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019		1,787,879	1,788,624

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017		3,285,175	3,260,536

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018		971,916	961,711

Rite Aid Corp. bank term loan FRN Ser. B, 1.994s, 2014		1,474,589	1,442,886

US Foodservice bank term loan FRN Ser. B, 5 3/4s, 2017		2,970,000	2,950,511

Wendy's International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		951,055	939,167

Wendy's International, Inc. bank term loan FRN Ser. DD, 4 3/4s, 2019(U)		758,945	749,458

West Corp. bank term loan FRN Ser. B5, 4.489s, 2016		1,409,040	1,401,995

			41,472,570
Energy (2.5%)

Buffalo Gulf Coast Terminals bank term loan FRN 7 1/2s, 2017		1,990,000	1,990,000

Chesapeake Energy Corp. bank term loan FRN 8 1/2s, 2017		600,000	584,550

EP Energy, LLC bank term loan FRN 6 1/2s, 2018		2,905,000	2,903,184

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016		2,337,204	2,081,781

MEG Energy Corp. bank term loan FRN Ser. B, 4s, 2018 (Canada)		3,562,100	3,524,570

			11,084,085
Entertainment (1.7%)

AMC Entertainment, Inc. bank term loan FRN Ser. B3, 4 1/4s, 2018		1,745,000	1,736,275

Formula One Holdings, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2017 (United Kingdom)	GBP	3,000,000	2,984,463

Six Flags Theme Parks, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018		$2,800,000	2,775,500

			7,496,238
Financials (4.1%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017		3,820,000	3,506,443

CB Richard Ellis Services, Inc. bank term loan FRN Ser. C, 3.489s, 2018		1,385,000	1,357,300

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016		1,648,273	1,640,719

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2017		640,575	629,365

International Lease Finance Corp. bank term loan FRN Ser. T2, 4 3/4s, 2016		1,000,000	995,000

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017		550,000	550,917

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2014		2,550,000	2,542,562

Lone Star Intermediate Super Holdings, LLC bank term loan FRN 11s, 2019		1,045,000	1,058,933

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019		1,500,000	1,510,313

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.969s, 2017		1,354,969	1,338,863

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.968s, 2017		1,390,711	1,368,981

Ocwen Financial Corp. bank term loan FRN Ser. B, 7s, 2016		2,034,028	2,034,028

			18,533,424
Gaming and lottery (2.9%)

Ameristar Casinos, Inc. bank term loan FRN Ser. B, 4s, 2018		1,953,500	1,945,178

Boyd Gaming Corp. bank term loan FRN Ser. A, 3.739s, 2015		3,046,875	3,004,980

Caesars Entertainment Corp. bank term loan FRN Ser. B, 9 1/4s, 2017		790,000	771,238

CCM Merger, Inc. bank term loan FRN Ser. B, 6s, 2017		3,358,646	3,325,060

Golden Nugget, Inc. bank term loan FRN Ser. B, 3 1/4s, 2014(PIK)		1,371,070	1,299,660

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3 1/4s, 2014(PIK)		780,450	739,802

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017		2,251,500	2,251,500

			13,337,418
Health care (10.3%)

Alliance Healthcare Services, Inc. bank term loan FRN 7 1/4s, 2016		1,830,217	1,702,102

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015		2,774,379	2,746,635

Bausch & Lomb, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019		3,000,000	2,950,314

Biomet, Inc. bank term loan FRN Ser. B, 3.373s, 2015		1,834,617	1,791,045

Capsugel Holdings US, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018		1,979,130	1,977,893

ConvaTec, Inc. bank term loan FRN Ser. B, 5 3/4s, 2016		2,904,009	2,885,859

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018		3,689,179	3,630,152

Grifols, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017		2,214,151	2,206,789

HCA, Inc. bank term loan FRN Ser. B3, 3.489s, 2018		2,672,010	2,588,093

Health Management Associates, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018		3,366,563	3,316,737

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018		2,262,150	2,219,735

Kindred Healthcare, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018		1,488,750	1,418,034

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018		3,306,713	3,328,560

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017		3,284,080	3,210,188

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018		1,830,413	1,830,870

Quintiles Transnational Corp. bank term loan FRN 7 1/2s, 2017(PIK)		900,000	905,625

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018		2,977,500	2,929,116

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. B, 3 3/4s, 2019 (Canada)		2,000,000	1,958,750

Vanguard Health Systems, Inc. bank term loan FRN 5s, 2016		2,940,522	2,928,578

			46,525,075
Homebuilding (0.8%)

Realogy Corp. bank term loan FRN 4.341s, 2016		339,369	309,674

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017		1,000,000	1,016,875

Realogy Corp. bank term loan FRN Ser. B, 4.77s, 2016		2,646,023	2,414,496

Realogy Corp. bank term loan FRN Ser. C, 3.341s, 2013		93,571	88,893

			3,829,938
Lodging/Tourism (0.4%)

Station GVR Acquisition, LLC bank term loan FRN 6 1/4s, 2016		1,854,767	1,842,016

			1,842,016
Media (1.2%)

Nielsen Finance LLC bank term loan FRN Ser. A, 2.295s, 2013		7,171	7,113

Nielsen Finance LLC bank term loan FRN Ser. C, 3.491s, 2016		2,275,680	2,256,480

Nielsen Finance LLC/Nielsen Finance Co. bank term loan FRN Ser. B, 3.991s, 2016		1,393,175	1,370,536

TWCC Holding Corp. bank term loan FRN Ser. B, 4 1/4s, 2017		1,951,603	1,936,965

			5,571,094
Publishing (1.8%)

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.49s, 2014		2,219,237	2,009,201

Cenveo, Inc. bank term loan FRN Ser. B, 6 1/4s, 2016		1,309,895	1,297,887

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.49s, 2014		172,311	53,057

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.24s, 2014		2,003,205	616,821

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.24s, 2014		747,465	230,157

R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s, 2014		135,726	60,126

Supermedia, Inc. bank term loan FRN 11s, 2015		2,192,242	1,247,752

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014		4,264,063	2,758,072

			8,273,073
Retail (6.0%)

Academy, Ltd. bank term loan FRN 6s, 2018		2,992,500	2,988,729

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 6 1/4s, 2017		3,258,833	3,245,253

Gymboree Corp. bank term loan FRN 5s, 2018		1,289,460	1,195,330

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		3,960,000	3,862,239

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		1,336,111	1,328,318

Lord & Taylor, LLC bank term loan FRN 5 3/4s, 2018		1,662,833	1,668,375

National Bedding Company, LLC bank term loan FRN Ser. B, 4 3/8s, 2013		1,380,847	1,377,395

NBTY, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017		2,067,429	2,046,754

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018		3,968,000	3,901,659

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017		2,940,000	2,898,840

Yankee Candle Co., Inc. bank term loan FRN 5 1/4s, 2019		2,500,000	2,479,688

			26,992,580
Technology (7.0%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.991s, 2017		4,985,552	4,428,831

Ceridian Corp. bank term loan FRN 3.239s, 2014		2,442,510	2,313,057

Epicor Software Corp. bank term loan FRN 5s, 2018		1,392,485	1,362,198

First Data Corp. bank term loan FRN 4.24s, 2018		5,990,668	5,430,918

First Data Corp. bank term loan FRN Ser. B1, 2.99s, 2014		385,978	365,433

First Data Corp. bank term loan FRN Ser. B3, 2.99s, 2014		155,772	147,506

Freescale Semiconductor, Inc. bank term loan FRN 4.489s, 2016		4,275,675	4,009,514

Genesys Telecommunications Laboratories, Inc. bank term loan FRN Ser. B, 6 3/4s, 2019		2,500,000	2,495,833

Lawson Software, Inc. bank term loan FRN Ser. B, 5 3/4s, 2018		4,645,000	4,634,841

NXP Funding, LLC bank term loan FRN Ser. B, 5 1/4s, 2019 (Netherlands)		1,250,000	1,220,313

NXP Funding, LLC. bank term loan FRN Ser. A2, 5 1/2s, 2017 (Netherlands)		995,000	977,588

SunGard Data Systems, Inc. bank term loan FRN Ser. B, 3.948s, 2016		2,450,794	2,429,350

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5s, 2017		1,970,000	1,955,225

			31,770,607
Transportation (0.9%)

RailAmerica, Inc. bank term loan FRN Ser. B, 4s, 2019		1,500,000	1,492,500

Swift Transportation Company, LLC bank term loan FRN Ser. B2, 5s, 2017		2,411,295	2,397,731

			3,890,231
Utilities and power (4.1%)

AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018		1,980,000	1,957,725

Calpine Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		1,188,000	1,167,507

Dynegy Power, LLC bank term loan FRN 9 1/4s, 2016		995,000	1,023,191

Dynegy, Inc. bank term loan FRN 9 1/4s, 2016		995,000	1,006,609

Energy Transfer Equity LP bank term loan FRN Ser. B, 3 3/4s, 2017		3,430,000	3,329,673

GenOn Energy, Inc. bank term loan FRN Ser. B, 6s, 2017		2,955,000	2,909,198

NGPL PipeCo, LLC bank term loan FRN Ser. B, 6 3/4s, 2017		2,000,000	1,929,166

NRG Energy, Inc. bank term loan FRN Ser. B, 4s, 2018		1,985,000	1,962,669

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.741s, 2017		5,330,362	3,098,939

			18,384,677

Total senior loans (cost $388,191,856)			$379,642,868

CORPORATE BONDS AND NOTES (12.3%)(a)
		Principal amount	Value

Basic materials (1.2%)

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)		$1,000,000	$1,001,250

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.967s, 2014		1,217,000	1,098,343

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)		1,000,000	1,050,000

Momentive Performance Materials, Inc. company guaranty sr. notes 12 1/2s, 2014		1,000,000	1,047,500

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015		500,000	506,250

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A company guaranty sr. notes 11 3/4s, 2019		1,025,000	779,000

			5,482,343
Capital goods (1.1%)

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014		1,000,000	1,032,500

Berry Plastics Corp. company guaranty sr. notes FRN 5.217s, 2015		3,000,000	2,985,000

Ryerson Tull, Inc. company guaranty sr. notes FRN 7.841s, 2014		1,000,000	955,000

			4,972,500
Communication services (2.5%)

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015		850,000	862,750

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015		1,167,000	1,193,258

Digicel Group, Ltd. 144A sr. unsec. notes 12s, 2014 (Jamaica)		1,140,000	1,254,000

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015		1,000,000	1,077,500

iPCS, Inc. company guaranty sr. notes FRN 2.591s, 2013		1,440,000	1,411,200

Level 3 Financing, Inc. 144A company guaranty FRN 4.506s, 2015		1,000,000	952,500

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015		1,750,000	1,710,625

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016		455,000	485,713

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH bonds FRB 5.126s, 2018 (Germany)	EUR	1,250,000	1,545,626

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013		$500,000	526,250

			11,019,422
Consumer cyclicals (3.1%)

American Casino & Entertainment Properties LLC sr. notes 11s, 2014		1,099,000	1,148,455

Aramark Corp. company guaranty sr. unsec. notes FRN 3.966s, 2015		1,000,000	995,000

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017		500,000	531,250

DISH DBS Corp. company guaranty 6 5/8s, 2014		750,000	793,125

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)		1,097,000	1,250,580

Ford Motor Credit Corp. sr. unsec. notes 12s, 2015		2,000,000	2,525,000

Hanesbrands, Inc. company guaranty sr. unsec. notes FRN Ser. B, 4.146s, 2014		625,000	625,006

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017		1,000,000	1,130,000

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014		500,000	561,250

MGM Resorts International sr. notes 10 3/8s, 2014		750,000	843,750

Nielsen Finance, LLC/Nielsen Finance Co. sr. notes 11 5/8s, 2014		652,000	740,835

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Germany)		315,000	326,025

Toys “R” Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013		1,000,000	1,015,000

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013		500,000	561,250

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		1,000,000	1,062,500

			14,109,026
Consumer staples (0.7%)

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. FRN 2.967s, 2014		1,350,000	1,319,625

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 8 3/8s, 2014		1,000,000	1,133,750

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014		500,000	567,500

Libbey Glass, Inc. sr. notes 10s, 2015		46,000	48,990

			3,069,865
Energy (1.4%)

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015		1,000,000	1,055,000

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014		850,000	892,500

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)		1,000,000	1,065,000

Offshore Group Investments, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)		600,000	639,000

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018		750,000	806,250

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. FRN 4.093s, 2014		1,425,000	1,411,109

Whiting Petroleum Corp. company guaranty 7s, 2014		500,000	530,000

			6,398,859
Financials (1.3%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2014		1,000,000	997,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.688s, 2014		1,000,000	957,938

CIT Group, Inc. 144A sr. unsec. notes 4 3/4s, 2015		500,000	497,500

Citigroup, Inc. sub. notes 5s, 2014		750,000	766,850

Goldman Sachs Group LP sr. unsec. notes FRN 1.466s, 2014		1,500,000	1,463,337

Jefferies Group, Inc. sr. unsec. notes 3 7/8s, 2015		1,200,000	1,159,080

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.342s, 2014		190,000	173,375

			6,015,580
Health care (0.5%)

Select Medical Holdings Corp. sr. unsec. notes FRN 6.494s, 2015		1,000,000	947,500

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)		320,000	323,200

Tenet Healthcare Corp. sr. unsec. notes 7 3/8s, 2013		1,000,000	1,020,000

			2,290,700
Technology (0.1%)

L-3 Communications Corp. company guaranty Ser. B, 6 3/8s, 2015		487,000	497,958

			497,958
Utilities and power (0.4%)

AES Corp. (The) sr. unsec. unsub. notes 7 3/4s, 2014		750,000	806,250

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		1,500,000	873,750

			1,680,000

Total corporate bonds and notes (cost $55,706,095)			$55,536,253

U.S. TREASURY OBLIGATIONS (-%)(a)
		Principal amount	Value

U.S. Treasury notes 1 1/4s, October 31, 2015(i)		$119,000	$122,370

Total u.s. treasury obligations (cost $122,370)			$122,370

COMMON STOCKS (-%)(a)
		Shares	Value

Harry & David Holdings, Inc.(F)(NON)		305	$28,975

Total common stocks (cost $500,000)			$28,975

SHORT-TERM INVESTMENTS (2.9%)(a)
		Principal amount/shares	Value

U.S. Treasury bills with effective yields ranging from 0.092% to 0.096%, August 23, 2012		$202,000	$201,970

U.S. Treasury bills with an effective yield of 0.066%, June 28, 2012		120,000	119,994

U.S. Treasury bills zero %, June 28, 2012(i)		111,000	111,000

Putnam Money Market Liquidity Fund 0.12%(e)		12,900,672	12,900,672

Total short-term investments (cost $13,333,621)			$13,333,636

TOTAL INVESTMENTS

Total investments (cost $457,853,942)(b)			$448,664,102

FORWARD CURRENCY CONTRACTS at 5/31/12 (aggregate face value $6,602,985) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Euro	Sell	6/20/12	$3,855,558	$4,131,778	$276,220
Royal Bank of Scotland PLC (The)
	Euro	Buy	6/20/12	742,942	795,850	(52,908)
State Street Bank and Trust Co.
	Euro	Buy	6/20/12	138,993	149,026	(10,033)
UBS AG
	Euro	Buy	6/20/12	1,424,550	1,526,331	(101,781)

Total						$111,498

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2012 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $452,205,957.
(b)	The aggregate identified cost on a tax basis is $457,874,016, resulting in gross unrealized appreciation and depreciation of $4,439,779 and $13,649,693, respectively, or net unrealized depreciation of $9,209,914.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,481 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $75,183,399 and $68,615,100, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $1,004,302, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	Tronox, Inc.	$245,357
	Wendy's International, Inc.	758,945

	Totals	$1,004,302
At the close of the reporting period, the fund maintained liquid assets totaling $159,589 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $164,722 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer staples	$—	$—	$28,975
Total common stocks	—	—	28,975
Corporate bonds and notes	—	55,536,253	—
Senior loans	—	379,642,868	—
U.S. Treasury Obligations	—	122,370	—
Short-term investments	12,900,672	432,964	—

Totals by level	$12,900,672	$435,734,455	$28,975

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$111,498	$—

Totals by level	$—	$111,498	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$276,220	$164,722

Total	$276,220	$164,722

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam Global Consumer Fund

The fund's portfolio
5/31/12 (Unaudited)

COMMON STOCKS (98.8%)(a)
		Shares	Value

Air freight and logistics (1.4%)

FedEx Corp.		2,300	$205,022

			205,022
Auto components (1.6%)

American Axle & Manufacturing Holdings, Inc.(NON)		12,200	112,972

Valeo SA (France)		2,920	124,352

			237,324
Automobiles (6.9%)

Fiat SpA (Italy)(NON)		38,160	180,700

Fiat SpA (Rights) (Italy)(F)		38,160	—

Fiat SpA (Rights) (Italy)(F)		38,160	—

Ford Motor Co.		22,360	236,122

Nissan Motor Co., Ltd. (Japan)		37,500	362,749

Porsche Automobil Holding SE (Preference) (Germany)		1,932	99,132

Toyota Motor Corp. (Japan)		3,800	147,422

			1,026,125
Beverages (6.5%)

Anheuser-Busch InBev NV (Belgium)		4,374	296,059

Beam, Inc.		1,600	96,896

Coca-Cola Enterprises, Inc.		11,620	317,923

Diageo PLC (United Kingdom)		10,475	249,713

			960,591
Building products (1.3%)

Fortune Brands Home & Security, Inc.(NON)		8,304	187,836

			187,836
Chemicals (1.3%)

Monsanto Co.		2,400	185,280

			185,280
Commercial services and supplies (0.7%)

ACCO Brands Corp.(NON)		11,100	101,232

			101,232
Distributors (0.6%)

LKQ Corp.(NON)		2,300	83,812

			83,812
Food and staples retail (3.1%)

Lawson, Inc. (Japan)		4,200	294,257

WM Morrison Supermarkets PLC (United Kingdom)		40,051	170,583

			464,840
Food products (13.2%)

Associated British Foods PLC (United Kingdom)		5,284	96,927

Bunge, Ltd.		1,800	107,100

Danone (France)		4,727	303,445

Hershey Co. (The)		3,100	207,266

Kerry Group PLC Class A (Ireland)		6,197	267,441

Mead Johnson Nutrition Co.		2,470	199,428

Nestle SA (Switzerland)		6,890	391,355

Post Holdings, Inc.(NON)		7,700	231,539

Sara Lee Corp.		7,100	148,390

			1,952,891
Hotels, restaurants, and leisure (4.1%)

Asia Entertainment & Resources, Ltd. (Hong Kong)(S)		24,510	113,972

Compass Group PLC (United Kingdom)		23,923	234,624

Las Vegas Sands Corp.		2,300	106,214

Wyndham Worldwide Corp.		3,228	160,754

			615,564
Household durables (0.3%)

Sharp Corp. (Japan)		8,000	41,960

			41,960
Household products (3.9%)

Colgate-Palmolive Co.		3,300	324,390

Procter & Gamble Co. (The)		4,069	253,458

			577,848
Internet and catalog retail (7.0%)

Amazon.com, Inc.(NON)		1,800	383,238

HomeAway, Inc.(NON)		4,800	112,800

Priceline.com, Inc.(NON)		580	362,784

Rakuten, Inc. (Japan)		165	176,455

			1,035,277
Internet software and services (2.4%)

Baidu, Inc. ADR (China)(NON)		2,400	282,648

Tencent Holdings, Ltd. (China)		2,900	79,734

			362,382
Leisure equipment and products (1.4%)

Hasbro, Inc.		5,860	207,561

			207,561
Machinery (0.8%)

Stanley Black & Decker, Inc.		1,800	119,250

			119,250
Media (8.1%)

British Sky Broadcasting Group PLC (United Kingdom)		13,756	146,211

Interpublic Group of Companies, Inc. (The)		17,320	179,955

Pearson PLC (United Kingdom)		15,529	272,274

Time Warner, Inc.		10,620	366,071

WPP PLC (Ireland)		20,350	243,105

			1,207,616
Multiline retail (6.2%)

Dollar General Corp.(NON)		6,670	326,230

Macy's, Inc.		5,700	216,885

Nordstrom, Inc.		2,200	104,214

Target Corp.		4,620	267,544

			914,873
Personal products (0.9%)

Avon Products, Inc.		7,800	129,090

			129,090
Professional services (1.4%)

Nielsen Holdings NV(NON)		7,700	213,598

			213,598
Real estate management and development (2.1%)

BR Malls Participacoes SA (Brazil)		13,000	143,094

Daito Trust Construction Co., Ltd. (Japan)		1,900	167,305

			310,399
Road and rail (2.2%)

Hertz Global Holdings, Inc.(NON)		11,600	157,876

Localiza Rent a Car SA (Brazil)		10,800	171,356

			329,232
Software (0.4%)

Perfect World Co., Ltd. ADR (China)		6,430	65,522

			65,522
Specialty retail (8.0%)

American Eagle Outfitters, Inc.		9,100	175,721

AutoZone, Inc.(NON)		200	76,052

Bed Bath & Beyond, Inc.(NON)		5,140	371,365

Best Buy Co., Inc.		6,720	125,798

Cia Hering (Brazil)		8,100	168,277

Kingfisher PLC (United Kingdom)		61,812	269,659

			1,186,872
Textiles, apparel, and luxury goods (2.8%)

Christian Dior SA (France)		1,665	218,511

Coach, Inc.		2,900	195,605

			414,116
Tobacco (10.2%)

British American Tobacco (BAT) PLC (United Kingdom)		7,580	356,861

Japan Tobacco, Inc. (Japan)		65	362,494

Lorillard, Inc.		1,500	185,400

Philip Morris International, Inc.		7,280	615,236

			1,519,991

Total common stocks (cost $13,415,904)			$14,656,104

CONVERTIBLE BONDS AND NOTES (1.0%)(a)
		Principal amount	Value

TUI Travel PLC cv. sr. unsec. bonds 6s, 2014 (United Kingdom)	GBP	100,000	$144,873

Total convertible bonds and notes (cost $141,161)			$144,873

SHORT-TERM INVESTMENTS (2.7%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)		104,500	$104,500

Putnam Money Market Liquidity Fund 0.12%(e)		301,252	301,252

Total short-term investments (cost $405,752)			$405,752

TOTAL INVESTMENTS

Total investments (cost $13,962,817)(b)			$15,206,729

FORWARD CURRENCY CONTRACTS at 5/31/12 (aggregate face value $7,450,582) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	6/20/12	$110,299	$116,673	$(6,374)
	British Pound	Sell	6/20/12	430,429	452,782	22,353
	Canadian Dollar	Buy	6/20/12	55,261	57,685	(2,424)
	Euro	Sell	6/20/12	40,436	43,304	2,868
	Swedish Krona	Sell	6/20/12	23,758	25,649	1,891
	Swiss Franc	Sell	6/20/12	33,673	35,963	2,290
Barclays Bank PLC
	Australian Dollar	Buy	6/20/12	40,949	43,350	(2,401)
	British Pound	Sell	6/20/12	205,428	216,185	10,757
	Euro	Sell	6/20/12	110,922	118,869	7,947
	Hong Kong Dollar	Buy	6/20/12	100,668	100,794	(126)
	Japanese Yen	Buy	6/20/12	199,182	194,632	4,550
	Singapore Dollar	Buy	6/20/12	29,568	30,711	(1,143)
	Swedish Krona	Buy	6/20/12	37,103	40,064	(2,961)
	Swiss Franc	Buy	6/20/12	64,875	69,354	(4,479)
Citibank, N.A.
	Australian Dollar	Buy	6/20/12	53,496	56,627	(3,131)
	British Pound	Buy	6/20/12	209,589	220,612	(11,023)
	Danish Krone	Buy	6/20/12	16,777	17,838	(1,061)
	Euro	Sell	6/20/12	75,803	81,252	5,449
	Hong Kong Dollar	Buy	6/20/12	105,628	105,608	20
	Hong Kong Dollar	Sell	6/20/12	105,628	105,687	59
	Swiss Franc	Buy	6/20/12	73,113	78,188	(5,075)
Credit Suisse AG
	Australian Dollar	Buy	6/20/12	116,233	123,046	(6,813)
	British Pound	Buy	6/20/12	11,250	11,835	(585)
	Euro	Sell	6/20/12	29,554	31,660	2,106
	Japanese Yen	Sell	6/20/12	293,411	287,499	(5,912)
	Swiss Franc	Buy	6/20/12	52,930	56,567	(3,637)
Deutsche Bank AG
	British Pound	Sell	6/20/12	10,171	10,703	532
	Euro	Sell	6/20/12	224,688	240,807	16,119
	Swedish Krona	Buy	6/20/12	40,735	43,954	(3,219)
	Swiss Franc	Sell	6/20/12	7,311	7,816	505
Goldman Sachs International
	Australian Dollar	Sell	6/20/12	62,639	66,313	3,674
	British Pound	Buy	6/20/12	243,185	255,857	(12,672)
	Euro	Buy	6/20/12	4,946	5,297	(351)
	Japanese Yen	Buy	6/20/12	133,440	130,444	2,996
HSBC Bank USA, National Association
	Australian Dollar	Buy	6/20/12	43,478	45,974	(2,496)
	British Pound	Sell	6/20/12	82,295	86,603	4,308
	Canadian Dollar	Sell	6/20/12	28,550	29,824	1,274
	Euro	Buy	6/20/12	70,980	75,921	(4,941)
	Hong Kong Dollar	Sell	6/20/12	4,729	4,731	2
	Singapore Dollar	Buy	6/20/12	10,554	10,963	(409)
	Swiss Franc	Buy	6/20/12	31,923	34,144	(2,221)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	6/20/12	87,150	92,249	5,099
	British Pound	Buy	6/20/12	182,004	191,526	(9,522)
	Canadian Dollar	Buy	6/20/12	49,648	51,876	(2,228)
	Euro	Sell	6/20/12	119,702	124,949	5,247
	Hong Kong Dollar	Sell	6/20/12	67,219	67,256	37
	Japanese Yen	Sell	6/20/12	239,275	233,862	(5,413)
	Singapore Dollar	Buy	6/20/12	40,355	41,923	(1,568)
	Swedish Krona	Buy	6/20/12	46,402	50,126	(3,724)
	Swiss Franc	Buy	6/20/12	63,022	67,410	(4,388)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	6/20/12	30,347	32,075	(1,728)
	British Pound	Sell	6/20/12	416,250	437,492	21,242
	Canadian Dollar	Sell	6/20/12	10,839	11,320	481
	Euro	Sell	6/20/12	50,452	54,617	4,165
	Japanese Yen	Sell	6/20/12	220,021	214,920	(5,101)
	Swiss Franc	Buy	6/20/12	54,269	58,027	(3,758)
State Street Bank and Trust Co.
	Canadian Dollar	Buy	6/20/12	101,425	105,982	(4,557)
	Euro	Sell	6/20/12	94,228	101,635	7,407
	Swedish Krona	Buy	6/20/12	42,152	45,533	(3,381)
UBS AG
	British Pound	Sell	6/20/12	337,809	355,499	17,690
	Euro	Buy	6/20/12	470,275	503,875	(33,600)
	Swiss Franc	Buy	6/20/12	41,602	44,469	(2,867)
Westpac Banking Corp.
	British Pound	Buy	6/20/12	102,637	107,998	(5,361)
	Canadian Dollar	Buy	6/20/12	30,776	32,146	(1,370)
	Euro	Buy	6/20/12	171,886	184,133	(12,247)
	Japanese Yen	Buy	6/20/12	478,643	467,899	10,744

Total						$(22,455)

Key to holding's currency abbreviations
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $14,837,987.
(b)	The aggregate identified cost on a tax basis is $13,972,264, resulting in gross unrealized appreciation and depreciation of $2,074,655 and $840,190, respectively, or net unrealized appreciation of $1,234,465.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $102,300.
	The fund received cash collateral of $104,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $179 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,817,869 and $1,696,144, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $80,252 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	56.0%
	United Kingdom	12.8
	Japan	10.3
	France	4.3
	Ireland	3.4
	Brazil	3.2
	China	2.8
	Switzerland	2.6
	Belgium	2.0
	Italy	1.2
	Hong Kong	0.7
	Germany	0.7

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $84,441 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$5,182,532	$1,788,568	$—
Consumer staples	3,472,867	2,132,384	—
Financials	310,399	—	—
Industrials	1,156,170	—	—
Information technology	427,904	—	—
Materials	185,280	—	—
Total common stocks	10,735,152	3,920,952	—
Convertible bonds and notes	—	144,873	—
Short-term investments	301,252	104,500	—

Totals by level	$11,036,404	$4,170,325	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(22,455)	$—

Totals by level	$—	$(22,455)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$161,812	$184,267

Total	$161,812	$184,267

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam Global Energy Fund

The fund's portfolio
5/31/12 (Unaudited)

COMMON STOCKS (99.3%)(a)
	Shares	Value

Construction and engineering (1.0%)

Fluor Corp.	1,700	$79,696

KBR, Inc.	3,400	86,598

		166,294
Energy equipment and services (16.4%)

Baker Hughes, Inc.	8,100	338,013

Cameron International Corp.(NON)	9,000	411,210

Key Energy Services, Inc.(NON)	6,200	61,442

National Oilwell Varco, Inc.	3,100	206,925

Oil States International, Inc.(NON)	1,800	119,826

Schlumberger, Ltd.	12,750	806,438

Seadrill, Ltd. (Norway)	7,836	260,682

Technip SA (France)	3,960	363,281

TGS-NOPEC Geophysical Co. ASA (Norway)	4,783	119,766

		2,687,583
Metals and mining (0.8%)

Walter Energy, Inc.	2,700	130,815

		130,815
Oil, gas, and consumable fuels (81.1%)

Alpha Natural Resources, Inc.(NON)	6,300	66,024

Anadarko Petroleum Corp.	5,500	335,500

BG Group PLC (United Kingdom)	44,364	853,950

BP PLC (United Kingdom)	17,717	107,691

Cabot Oil & Gas Corp. Class A	3,800	123,652

Canadian Natural Resources, Ltd. (Canada)	17,400	499,670

Chevron Corp.	11,297	1,110,608

Cobalt International Energy, Inc.(NON)	7,448	168,697

Devon Energy Corp.	3,400	202,368

Energen Corp.	3,400	150,110

ENI SpA (Italy)	27,868	540,423

EOG Resources, Inc.	2,600	258,180

Exxon Mobil Corp.	37,498	2,948,469

Hess Corp.	9,000	393,300

Inpex Corp. (Japan)	67	387,328

Kodiak Oil & Gas Corp.(NON)	10,300	83,533

Kosmos Energy, Ltd.(NON)	7,995	83,308

Linn Energy, LLC (Units)	2,480	88,114

Marathon Oil Corp.	19,200	478,272

Nexen, Inc. (Canada)	11,854	185,927

Noble Energy, Inc.	4,900	413,854

Occidental Petroleum Corp.	1,429	113,277

OGX Petroleo e Gas Participacoes SA (Brazil)(NON)	10,100	51,580

Royal Dutch Shell PLC Class A (United Kingdom)	31,955	994,120

Royal Dutch Shell PLC Class A (United Kingdom)	24,728	767,519

Santos, Ltd. (Australia)	14,827	173,171

Southwestern Energy Co.(NON)	11,700	327,951

Swift Energy Co.(NON)	3,300	65,703

Total SA (France)	17,793	769,872

Tullow Oil PLC (United Kingdom)	24,675	547,325

		13,289,496

Total common stocks (cost $17,347,776)		$16,274,188

SHORT-TERM INVESTMENTS (1.5%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.12%(e)	242,655	242,655

Total short-term investments (cost $242,655)		$242,655

TOTAL INVESTMENTS

Total investments (cost $17,590,431)(b)		$16,516,843

FORWARD CURRENCY CONTRACTS at 5/31/12 (aggregate face value $8,327,924) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	6/20/12	$7,100	$7,512	$(412)
	British Pounds	Sell	6/20/12	220,377	231,822	11,445
	Canadian Dollar	Buy	6/20/12	391,182	408,340	(17,158)
Barclays Bank PLC
	British Pounds	Sell	6/20/12	179,846	189,263	9,417
	Canadian Dollar	Buy	6/20/12	74,133	77,450	(3,317)
	Euro	Buy	6/20/12	139,734	146,444	(6,710)
	Hong Kong Dollar	Buy	6/20/12	52,543	52,522	21
	Hong Kong Dollar	Sell	6/20/12	52,543	52,572	29
	Japanese Yen	Buy	6/20/12	102,980	100,627	2,353
Citibank, N.A.
	Australian Dollar	Buy	6/20/12	26,067	27,593	(1,526)
	British Pounds	Buy	6/20/12	500,703	527,037	(26,334)
	Canadian Dollar	Buy	6/20/12	161,525	168,778	(7,253)
	Euro	Buy	6/20/12	26,463	28,365	(1,902)
	Hong Kong Dollar	Buy	6/20/12	101,222	101,202	20
	Hong Kong Dollar	Sell	6/20/12	101,222	101,278	56
	Swiss Franc	Buy	6/20/12	95,150	101,754	(6,604)
Credit Suisse AG
	British Pounds	Sell	6/20/12	508,870	535,327	26,457
	Canadian Dollar	Buy	6/20/12	154,460	161,506	(7,046)
	Euro	Buy	6/20/12	118,094	126,507	(8,413)
	Japanese Yen	Buy	6/20/12	105,125	102,737	2,388
	Norwegian Krone	Sell	6/20/12	42,755	45,684	2,929
	Swiss Franc	Buy	6/20/12	43,868	46,883	(3,015)
Deutsche Bank AG
	Australian Dollar	Buy	6/20/12	47,077	49,775	(2,698)
	Canadian Dollar	Sell	6/20/12	2,419	2,527	108
Goldman Sachs International
	Australian Dollar	Buy	6/20/12	19,356	20,491	(1,135)
	British Pounds	Buy	6/20/12	81,678	85,934	(4,256)
	Canadian Dollar	Sell	6/20/12	326,534	341,153	14,619
	Euro	Buy	6/20/12	318,298	340,835	(22,537)
	Japanese Yen	Sell	6/20/12	228,158	223,035	(5,123)
	Norwegian Krone	Sell	6/20/12	77,730	82,995	5,265
HSBC Bank USA, National Association
	British Pounds	Sell	6/20/12	183,236	192,830	9,594
	Canadian Dollar	Buy	6/20/12	81,198	84,822	(3,624)
	Hong Kong Dollar	Buy	6/20/12	101,222	101,217	5
	Hong Kong Dollar	Sell	6/20/12	101,222	101,202	(20)
	Norwegian Krone	Sell	6/20/12	31,494	33,612	2,118
JPMorgan Chase Bank, N.A.
	British Pounds	Buy	6/20/12	163,356	171,903	(8,547)
	Canadian Dollar	Buy	6/20/12	351,116	369,776	(18,660)
	Euro	Sell	6/20/12	299,007	320,355	21,348
	Japanese Yen	Buy	6/20/12	55,024	53,779	1,245
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	6/20/12	71,296	75,356	(4,060)
	British Pounds	Buy	6/20/12	141,473	149,369	(7,896)
	Canadian Dollar	Buy	6/20/12	336,889	351,816	(14,927)
	Euro	Sell	6/20/12	742,324	795,187	52,863
	Japanese Yen	Sell	6/20/12	95,637	93,420	(2,217)
	Swiss Franc	Sell	6/20/12	56,122	60,009	3,887
State Street Bank and Trust Co.
	Canadian Dollar	Buy	6/20/12	39,099	40,856	(1,757)
	Euro	Buy	6/20/12	7,667	8,220	(553)
UBS AG
	British Pounds	Sell	6/20/12	243,185	255,920	12,735
	Canadian Dollar	Sell	6/20/12	6,871	9,268	2,397
	Euro	Buy	6/20/12	110,427	118,317	(7,890)
	Norwegian Krone	Buy	6/20/12	41,529	44,352	(2,823)
	Swiss Franc	Buy	6/20/12	45,927	49,092	(3,165)
Westpac Banking Corp.
	Australian Dollar	Buy	6/20/12	45,229	47,820	(2,591)
	British Pounds	Buy	6/20/12	19,726	20,756	(1,030)
	Canadian Dollar	Buy	6/20/12	145,363	151,833	(6,470)
	Euro	Buy	6/20/12	25,721	27,554	(1,833)
	Japanese Yen	Sell	6/20/12	113,891	111,335	(2,556)

Total						$(34,759)

Key to holding's abbreviations

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through May 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $16,389,365.
(b)	The aggregate identified cost on a tax basis is $17,657,827, resulting in gross unrealized appreciation and depreciation of $1,035,130 and $2,176,114, respectively, or net unrealized depreciation of $1,140,984,.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $244 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $2,508,681and $2,655,705, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $78,593 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY*

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	59.9%
	United Kingdom	19.8
	France	6.9
	Canada	4.2
	Italy	3.3
	Japan	2.3
	Norway	2.3
	Australia	1
	Brazil	0.3

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $86,829 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Energy	$10,652,450	$5,324,629	$—
Industrials	166,294	—	—
Materials	130,815	—	—
Total common stocks	10,949,559	5,324,629	—
Short-term investments	242,655	—	—

Totals by level	$11,192,214	$5,324,629	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	—	(34,759)	—

Totals by level	$—	$(34,759)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$181,299	$216,058

Total	$181,299	$216,058

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
5/31/12 (Unaudited)

COMMON STOCKS (94.7%)(a)
			Shares	Value

Capital markets (15.5%)

Apollo Global Management, LLC. Class A			1,400	$16,338

Ashmore Group PLC (United Kingdom)			22,551	118,516

BGP Holdings PLC (Malta)(F)			82,319	102

Blackstone Group LP (The)			6,300	75,852

Charles Schwab Corp. (The)			9,900	123,354

Deutsche Bank AG (Germany)(NON)			4,369	157,697

Fortress Investment Group LLC Class A			7,971	24,630

Franklin Resources, Inc.			1,000	106,790

Goldman Sachs Group, Inc. (The)			1,187	113,596

Invesco, Ltd.			5,800	126,150

KKR & Co. LP			7,500	88,125

Legg Mason, Inc.			1,800	45,810

Macquarie Group, Ltd. (Australia)			3,391	89,087

Morgan Stanley			5,900	78,824

State Street Corp.			5,200	214,292

				1,379,163
Commercial banks (32.4%)

Australia & New Zealand Banking Group, Ltd. (Australia)			13,670	278,302

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			19,430	111,360

Barclays PLC (United Kingdom)			51,036	140,312

China Construction Bank Corp. (China)			138,000	95,656

Fifth Third Bancorp			6,800	90,780

HSBC Holdings PLC (London Exchange) (United Kingdom)			14,321	113,110

Industrial and Commercial Bank of China, Ltd. (China)			155,000	94,260

Kasikornbank PCL NVDR (Thailand)			30,100	146,645

KB Financial Group, Inc. (South Korea)			1	31

KeyCorp			8,700	65,250

Mitsubishi UFJ Financial Group, Inc. (Japan)			64,100	278,127

National Bank of Canada (Canada)			1,183	84,368

Royal Bank of Scotland Group PLC (United Kingdom)(NON)			176,089	54,729

Sberbank of Russia ADR (Russia)(NON)			12,280	122,148

Societe Generale SA (France)			3,737	75,278

Standard Chartered PLC (United Kingdom)			9,584	194,366

Toronto-Dominion Bank (Canada)			2,541	194,527

Turkiye Vakiflar Bankasi Tao (Turkey)			36,918	59,082

UniCredit SpA (Italy)(NON)			23,202	71,917

United Overseas Bank, Ltd. (Singapore)			10,000	137,281

Wells Fargo & Co.			14,991	480,461

				2,887,990
Consumer finance (2.0%)

Capital One Financial Corp.			3,500	179,795

				179,795
Diversified financial services (10.8%)

BM&F Bovespa SA (Brazil)			15,700	74,341

Citigroup, Inc.			12,970	343,834

ING Groep NV GDR (Netherlands)(NON)			18,618	108,843

JPMorgan Chase & Co.			7,947	263,443

ORIX Corp. (Japan)			1,950	168,721

				959,182
Household durables (0.5%)

Persimmon PLC (United Kingdom)			5,381	47,209

				47,209
Insurance (18.3%)

ACE, Ltd.			1,700	122,961

Aflac, Inc.			3,388	135,791

AIA Group, Ltd. (Hong Kong)			47,200	153,856

Allianz SE (Germany)			1,820	164,929

Allstate Corp. (The)			2,200	74,668

AXA SA (France)			4,646	52,717

Brown & Brown, Inc.			5,400	138,240

Marsh & McLennan Cos., Inc.			4,500	143,910

MetLife, Inc.			5,100	148,971

Old Mutual PLC (United Kingdom)			51,566	113,288

Prudential PLC (United Kingdom)			18,978	199,566

SCOR SE (France)			4,256	92,644

XL Group PLC			4,272	87,234

				1,628,775
Real estate investment trusts (REITs) (8.1%)

American Capital Agency Corp.(R)			1,300	42,471

American Tower Corp. Class A(R)			2,500	162,200

British Land Company PLC (United Kingdom)(R)			14,145	105,336

Digital Realty Trust, Inc.(R)			1,475	104,386

MFA Financial, Inc.(R)			7,180	54,712

Prologis, Inc.(R)			5,108	163,354

Westfield Retail Trust (Australia)(R)			34,910	92,496

				724,955
Real estate management and development (6.2%)

CBRE Group, Inc.(NON)			6,800	111,860

Henderson Land Development Co., Ltd. (Hong Kong)			17,360	87,454

Hysan Development Co., Ltd. (Hong Kong)			29,000	114,333

Mitsui Fudosan Co., Ltd. (Japan)			10,000	166,922

Sun Hung Kai Properties, Ltd. (Hong Kong)			6,000	67,950

				548,519
Software (0.9%)

SS&C Technologies Holdings, Inc.(NON)			3,400	80,172

				80,172

Total common stocks (cost $8,924,847)				$8,435,760

WARRANTS (1.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

JPMorgan Chase & Co.(W)	10/28/18	$42.42	1,309	$12,632

LIC Housing Finance, Ltd. 144A (India)	6/3/14	0.00001	18,680	78,851

Total warrants (cost $99,535)				$91,483

SHORT-TERM INVESTMENTS (5.7%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.12%(e)			507,810	$507,810

Total short-term investments (cost $507,810)				$507,810

TOTAL INVESTMENTS

Total investments (cost $9,532,192)(b)				$9,035,053

FORWARD CURRENCY CONTRACTS at 5/31/12 (aggregate face value $4,416,381) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Australian Dollar	Buy	6/20/12	$8,462	$8,958	$(496)
	Canadian Dollar	Buy	6/20/12	134,233	140,240	(6,007)
	Euro	Buy	6/20/12	92,497	99,123	(6,626)
	Hong Kong Dollar	Sell	6/20/12	217,003	216,987	(16)
	Japanese Yen	Buy	6/20/12	31,857	31,129	728
	Norwegian Krone	Buy	6/20/12	30,268	32,322	(2,054)
	Swedish Krona	Buy	6/20/12	32,109	34,672	(2,563)
	Swiss Franc	Buy	6/20/12	25,641	27,411	(1,770)
Citibank, N.A.
	British Pounds	Sell	6/20/12	46,541	48,989	2,448
	Danish Krone	Buy	6/20/12	19,141	20,351	(1,210)
	Euro	Sell	6/20/12	390,144	418,189	28,045
	Hong Kong Dollar	Buy	6/20/12	191,865	191,828	37
	Hong Kong Dollar	Sell	6/20/12	191,865	191,973	108
	Norwegian Krone	Sell	6/20/12	21,426	22,893	1,467
	Singapore Dollar	Buy	6/20/12	77,217	80,224	(3,007)
	Swedish Krona	Buy	6/20/12	77,259	83,463	(6,204)
	Swiss Franc	Buy	6/20/12	90,207	96,468	(6,261)
Credit Suisse AG
	Australian Dollar	Buy	6/20/12	29,958	31,715	(1,757)
	British Pounds	Sell	6/20/12	32,517	34,208	1,691
	Canadian Dollar	Buy	6/20/12	60,681	63,449	(2,768)
	Euro	Buy	6/20/12	29,678	31,792	(2,114)
	Japanese Yen	Sell	6/20/12	32,984	32,712	(272)
	Norwegian Krone	Buy	6/20/12	73,088	78,095	(5,007)
	Singapore Dollar	Sell	6/20/12	37,794	38,322	528
	Swedish Krona	Sell	6/20/12	21,709	22,138	429
	Swiss Franc	Buy	6/20/12	77,953	82,434	(4,481)
Deutsche Bank AG
	Australian Dollar	Buy	6/20/12	9,338	9,873	(535)
	Canadian Dollar	Sell	6/20/12	34,841	36,172	1,331
	Euro	Buy	6/20/12	59,480	63,747	(4,267)
	Japanese Yen	Buy	6/20/12	43,423	42,423	1,000
	Swedish Krona	Sell	6/20/12	4,911	5,299	388
	Swiss Franc	Buy	6/20/12	32,746	35,007	(2,261)
Goldman Sachs International
	Australian Dollar	Sell	6/20/12	23,927	24,262	335
	Canadian Dollar	Buy	6/20/12	61,939	64,712	(2,773)
	Euro	Buy	6/20/12	41,426	44,359	(2,933)
	Japanese Yen	Buy	6/20/12	109,281	106,827	2,454
	Norwegian Krone	Sell	6/20/12	38,996	41,637	2,641
	Swedish Krona	Buy	6/20/12	47,957	51,777	(3,820)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	6/20/12	63,515	67,231	(3,716)
	British Pounds	Buy	6/20/12	46,233	48,652	(2,419)
	Canadian Dollar	Buy	6/20/12	168,106	176,967	(8,861)
	Euro	Sell	6/20/12	25,721	31,525	5,804
	Hong Kong Dollar	Sell	6/20/12	76,586	76,629	43
	Japanese Yen	Buy	6/20/12	52,630	51,439	1,191
	Swiss Franc	Buy	6/20/12	36,145	38,662	(2,517)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	6/20/12	135,297	143,003	(7,706)
	British Pounds	Sell	6/20/12	38,373	40,332	1,959
	Canadian Dollar	Sell	6/20/12	2,226	2,325	99
	Euro	Buy	6/20/12	135,406	145,049	(9,643)
	Japanese Yen	Buy	6/20/12	28,010	27,360	650
	Swiss Franc	Buy	6/20/12	103	1,102	(999)
State Street Bank and Trust Co.
	Australian Dollar	Buy	6/20/12	119,442	126,419	(6,977)
	Canadian Dollar	Buy	6/20/12	34,647	36,204	(1,557)
	Euro	Buy	6/20/12	55,523	59,531	(4,008)
	Israeli Shekel	Buy	6/20/12	14,797	15,222	(425)
	Japanese Yen	Buy	6/20/12	47,117	46,040	1,077
	Swedish Krona	Buy	6/20/12	15,339	16,570	(1,231)
UBS AG
	British Pounds	Sell	6/20/12	214,521	223,996	9,475
	Euro	Buy	6/20/12	86,314	92,481	(6,167)
	Israeli Shekel	Buy	6/20/12	4,941	5,103	(162)
	Israeli Shekel	Sell	6/20/12	4,941	5,036	95
	Norwegian Krone	Sell	6/20/12	15,298	16,337	1,039
	Swiss Franc	Buy	6/20/12	25,847	27,628	(1,781)
Westpac Banking Corp.
	Australian Dollar	Buy	6/20/12	1,362	1,440	(78)
	Canadian Dollar	Buy	6/20/12	144,105	150,519	(6,414)
	Euro	Buy	6/20/12	618	662	(44)
	Japanese Yen	Sell	6/20/12	58,040	56,737	(1,303)

Total						$(70,148)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipt

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $8,910,448.
(b)	The aggregate identified cost on a tax basis is $9,625,945, resulting in gross unrealized appreciation and depreciation of $455,288 and $1,046,180, respectively, or net unrealized depreciation of $590,892.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $131 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $2,492,204 and $2,255,887, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
	At the close of the reporting period, the fund maintained liquid assets totaling $86,637 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY*

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	50.1%
	United Kingdom	12.0
	Japan	6.8
	Australia	5.1
	Hong Kong	4.7
	Germany	3.6
	Canada	3.1
	France	2.4
	China	2.1
	Thailand	1.6
	Singapore	1.5
	Russia	1.4
	Spain	1.2
	Netherlands	1.2
	India	0.9
	Brazil	0.8
	Italy	0.8
	Turkey	0.7

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	The fund had an average contract amount of approximately $3,700,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $88,070 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$—	$47,209	$—
Financials	6,307,168	2,001,109	102
Information technology	80,172	—	—
Total common stocks	6,387,340	2,048,318	102
Warrants	$12,632	$78,851	$—
Short-term investments	507,810	—	—

Totals by level	$6,907,782	$2,127,169	$102

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts		(70,148)

Totals by level	$—	$(70,148)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$—	$70,148
Equity contracts	91,483	—

Total	$91,483	$70,148

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam Global Industrials Fund

The fund's portfolio
5/31/12 (Unaudited)

COMMON STOCKS (95.1%)(a)
	Shares	Value

Aerospace and defense (32.4%)

Embraer SA ADR (Brazil)	8,754	$246,863

General Dynamics Corp.	2,900	185,629

Honeywell International, Inc.	14,228	791,930

L-3 Communications Holdings, Inc.	7,354	501,469

MTU Aero Engines Holding AG (Germany)	3,291	241,120

Northrop Grumman Corp.	3,519	206,741

Precision Castparts Corp.	3,557	591,209

United Technologies Corp.	3,961	293,550

		3,058,511
Air freight and logistics (2.9%)

Deutsche Post AG (Germany)	3,745	61,775

FedEx Corp.	2,400	213,936

		275,711
Auto components (4.4%)

Johnson Controls, Inc.	13,600	409,904

		409,904
Automobiles (1.6%)

Fiat SpA (Italy)(NON)	11,273	53,381

Fiat SpA Class A (Rights) (Italy)(NON)(F)	11,273	—

Fiat SpA Class B (Rights) (Italy)(NON)(F)	11,273	—

Nissan Motor Co., Ltd. (Japan)	10,000	96,733

		150,114
Commercial services and supplies (0.1%)

Iron Mountain, Inc.	463	13,126

		13,126
Construction and engineering (2.7%)

Chiyoda Corp. (Japan)	9,000	106,700

Fluor Corp.	700	32,816

JGC Corp. (Japan)	3,000	82,389

KEPCO Engineering & Construction Co., Inc. (South Korea)	555	34,280

		256,185
Construction materials (0.5%)

China Shanshui Cement Group, Ltd. (China)	62,000	49,446

		49,446
Electrical equipment (4.7%)

Hubbell, Inc. Class B	2,000	157,840

Mitsubishi Electric Corp. (Japan)	18,000	141,730

Schneider Electric SA (France)	2,730	146,377

		445,947
Electronic equipment, instruments, and components (1.1%)

Hollysys Automation Technologies, Ltd. (China)(NON)	12,100	108,658

		108,658
Household durables (1.4%)

Lennar Corp.	4,900	133,721

		133,721
Industrial conglomerates (23.2%)

General Electric Co.	54,660	1,043,459

Siemens AG (Germany)	6,060	499,347

Tyco International, Ltd.	12,337	655,835

		2,198,641
Machinery (13.0%)

China National Materials Co., Ltd. (China)	71,000	22,686

Eaton Corp.	6,587	281,001

Fiat Industrial Class B (Rights) (Italy)(NON)(F)	47,870	2

Fiat Industrial Class A (Rights) (Italy)(NON)(F)	47,870	1

Fiat Industrial SpA (Italy)	47,870	484,373

Illinois Tool Works, Inc.	1,008	56,599

Ingersoll-Rand PLC	1,692	69,897

Invensys PLC (United Kingdom)	26,276	88,887

Joy Global, Inc.	535	29,885

Metso Corp. OYJ (Finland)	2,855	93,871

Timken Co.	942	44,933

Zardoya Otis SA (Spain)	5,383	59,586

		1,231,721
Road and rail (1.8%)

Union Pacific Corp.	1,500	167,100

		167,100
Trading companies and distributors (4.9%)

Mitsui & Co., Ltd. (Japan)	12,800	180,337

WESCO International, Inc.(NON)	4,758	283,053

		463,390
Transportation infrastructure (0.4%)

Fraport AG (Germany)	835	42,279

		42,279

Total common stocks (cost $8,809,258)		$9,004,454

SHORT-TERM INVESTMENTS (6.0%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.12%(e)	566,564	$566,564

Total short-term investments (cost $566,564)		$566,564

TOTAL INVESTMENTS

Total investments (cost $9,375,822)(b)		$9,571,018

FORWARD CURRENCY CONTRACTS at 5/31/12 (aggregate face value $8,482,201) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	6/20/12	$39,490	$41,772	$(2,282)
	British Pound	Sell	6/20/12	17,106	17,995	889
	Canadian Dollar	Buy	6/20/12	52,551	54,856	(2,305)
	Euro	Buy	6/20/12	137,014	146,729	(9,715)
	Swedish Krona	Buy	6/20/12	198,899	214,724	(15,825)
	Swiss Franc	Sell	6/20/12	40,470	43,222	2,752
Barclays Bank PLC
	Australian Dollar	Buy	6/20/12	37,836	40,055	(2,219)
	British Pound	Buy	6/20/12	125,754	132,338	(6,584)
	Canadian Dollar	Buy	6/20/12	45,970	48,027	(2,057)
	Euro	Buy	6/20/12	299,625	318,959	(19,334)
	Hong Kong Dollar	Sell	6/20/12	3,698	3,722	24
	Japanese Yen	Sell	6/20/12	193,013	188,604	(4,409)
	Swedish Krona	Sell	6/20/12	45,880	49,542	3,662
	Swiss Franc	Sell	6/20/12	47,163	50,419	3,256
Citibank, N.A.
	British Pound	Buy	6/20/12	87,997	92,625	(4,628)
	Canadian Dollar	Buy	6/20/12	15,872	16,585	(713)
	Danish Krone	Buy	6/20/12	64,330	68,989	(4,659)
	Euro	Sell	6/20/12	338,949	363,314	24,365
	Hong Kong Dollar	Buy	6/20/12	322,167	322,105	62
	Hong Kong Dollar	Sell	6/20/12	322,167	322,348	181
	Singapore Dollar	Buy	6/20/12	35,078	36,443	(1,365)
	Swedish Krona	Buy	6/20/12	33,154	35,817	(2,663)
	Swiss Franc	Buy	6/20/12	160,746	171,903	(11,157)
Credit Suisse AG
	British Pound	Sell	6/20/12	37,911	39,882	1,971
	Canadian Dollar	Buy	6/20/12	81,198	84,902	(3,704)
	Euro	Sell	6/20/12	73,824	79,083	5,259
	Japanese Yen	Sell	6/20/12	37,381	38,024	643
	Swedish Krona	Sell	6/20/12	106,108	112,049	5,941
	Swiss Franc	Sell	6/20/12	20,183	21,110	927
Deutsche Bank AG
	Euro	Buy	6/20/12	17,065	18,289	(1,224)
	Swedish Krona	Buy	6/20/12	94,084	101,521	(7,437)
	Swiss Franc	Buy	6/20/12	114,407	122,306	(7,899)
Goldman Sachs International
	Australian Dollar	Buy	6/20/12	41,727	44,174	(2,447)
	British Pound	Sell	6/20/12	27,740	29,185	1,445
	Canadian Dollar	Buy	6/20/12	81,295	84,934	(3,639)
	Euro	Sell	6/20/12	338,454	362,417	23,963
	Japanese Yen	Buy	6/20/12	897,235	877,090	20,145
	Norwegian Krone	Buy	6/20/12	19,057	20,347	(1,290)
	Swedish Krona	Buy	6/20/12	79,213	85,523	(6,310)
HSBC Bank USA, National Association
	Australian Dollar	Buy	6/20/12	24,122	25,507	(1,385)
	British Pound	Buy	6/20/12	156,576	164,773	(8,197)
	Euro	Sell	6/20/12	35,985	38,490	2,505
	Hong Kong Dollar	Sell	6/20/12	121,412	121,236	(176)
	Japanese Yen	Buy	6/20/12	25,137	24,565	572
	Singapore Dollar	Buy	6/20/12	62,938	65,376	(2,438)
	Swiss Franc	Buy	6/20/12	106,580	113,996	(7,416)
JPMorgan Chase Bank, N.A.
	British Pound	Sell	6/20/12	42,380	44,597	2,217
	Canadian Dollar	Sell	6/20/12	53,616	56,022	2,406
	Euro	Buy	6/20/12	53,544	61,335	(7,791)
	Hong Kong Dollar	Buy	6/20/12	170,051	170,145	(94)
	Japanese Yen	Buy	6/20/12	329,883	322,312	7,571
	Singapore Dollar	Buy	6/20/12	64,412	66,915	(2,503)
	Swedish Krona	Buy	6/20/12	49,333	53,291	(3,958)
	Swiss Franc	Buy	6/20/12	64,772	69,282	(4,510)
Royal Bank of Scotland PLC (The)
	British Pound	Buy	6/20/12	38,219	40,962	(2,743)
	Canadian Dollar	Buy	6/20/12	25,356	26,480	(1,124)
	Euro	Buy	6/20/12	87,551	94,420	(6,869)
	Japanese Yen	Buy	6/20/12	70,597	68,480	2,117
	Swedish Krona	Sell	6/20/12	45,962	49,598	3,636
	Swiss Franc	Sell	6/20/12	54,989	58,798	3,809
State Street Bank and Trust Co.
	Australian Dollar	Sell	6/20/12	11,769	12,457	688
	Euro	Sell	6/20/12	297,647	319,916	22,269
	Swedish Krona	Buy	6/20/12	54,450	58,819	(4,369)
UBS AG
	Australian Dollar	Buy	6/20/12	26,651	28,207	(1,556)
	British Pound	Buy	6/20/12	26,661	28,057	(1,396)
	Canadian Dollar	Buy	6/20/12	8,033	8,633	(600)
	Euro	Sell	6/20/12	484,248	518,847	34,599
	Japanese Yen	Buy	6/20/12	68,538	67,016	1,522
	Norwegian Krone	Buy	6/20/12	1,242	1,327	(85)
	Swiss Franc	Buy	6/20/12	17,815	19,043	(1,228)
Westpac Banking Corp.
	British Pound	Buy	6/20/12	83,065	87,404	(4,339)
	Euro	Buy	6/20/12	494,388	529,615	(35,227)
	Japanese Yen	Sell	6/20/12	168,120	164,351	(3,769)

Total						$(46,242)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $9,467,290.
(b)	The aggregate identified cost on a tax basis is $9,553,375, resulting in gross unrealized appreciation and depreciation of $610,674 and $593,031, respectively, or net unrealized appreciation of $17,643.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $155 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $2,820,107 and $2,299,589, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	At the close of the reporting period, the fund maintained liquid assets totaling $132,652 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	70.3%
	Germany	8.8
	Japan	6.4
	Italy	5.6
	Brazil	2.6
	China	1.9
	France	1.5
	Finland	1.0
	United Kingdom	0.9
	Spain	0.6
	South Korea	0.4

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	As of the close of the reporting period, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At the close of the reporting period, the fund had net asset position of $92,748 and net liability position of $138,990 on derivative contracts subject to the Master Agreements. The fund intends to seek a waiver of or other relief from this provision, from the counterparties. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$640,358	$53,381	$—
Industrials	6,434,993	1,717,615	3
Information technology	108,658	—	—
Materials	49,446	—	—
Total common stocks	7,233,455	1,770,996	3
Short-term investments	566,564	—	—

Totals by level	$7,800,019	$1,770,996	$3

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(46,242)	$—

Totals by level	$—	$(46,242)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$179,396	$225,638

Total	$179,396	$225,638

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam Global Technology Fund

The fund's portfolio
5/31/12 (Unaudited)

COMMON STOCKS (97.1%)(a)
			Shares	Value

Communications equipment (16.1%)

ADTRAN, Inc.			1,376	$40,220

Alcatel-Lucent ADR (France)(NON)			25,185	39,540

Cisco Systems, Inc.			57,430	937,832

HTC Corp. (Taiwan)			105	1,513

Juniper Networks, Inc.(NON)			10,000	172,000

Polycom, Inc.(NON)			4,028	46,080

Qualcomm, Inc.			8,871	508,397

Telefonaktiebolaget LM Ericsson ADR (Sweden)			32,369	274,489

				2,020,071
Computers and peripherals (31.5%)

Apple, Inc.(NON)			5,076	2,932,557

Asustek Computer, Inc. (Taiwan)			2,440	24,443

Compal Electronics, Inc. (Taiwan)			217	224

EMC Corp.(NON)			7,951	189,631

Fujitsu, Ltd. (Japan)			25,000	109,431

Hewlett-Packard Co.			12,110	274,655

Lenovo Group, Ltd. (China)			170,000	144,559

SanDisk Corp.(NON)			6,376	208,495

Toshiba Corp. (Japan)			19,000	71,529

Wistron Corp. (Taiwan)			580	736

				3,956,260
Diversified telecommunication services (3.1%)

Verizon Communications, Inc.			9,220	383,921

				383,921
Electronic equipment, instruments, and components (7.3%)

Corning, Inc.			25,916	336,649

Hitachi, Ltd. (Japan)			39,000	223,469

KEMET Corp.(NON)			2,700	15,525

Kyocera Corp. (Japan)			1,000	82,823

LG Display Co., Ltd. ADR (South Korea)(NON)			1,600	14,064

Murata Manufacturing Co., Ltd. (Japan)			3,000	155,819

Nippon Electric Glass Co., Ltd. (Japan)			7,000	43,772

TE Connectivity, Ltd. (Switzerland)			1,700	53,414

				925,535
Household durables (0.6%)

Pace PLC (United Kingdom)			10,474	14,810

Skyworth Digital Holdings, Ltd. (China)			135,783	60,006

				74,816
Internet software and services (8.6%)

Baidu, Inc. ADR (China)(NON)			2,215	260,861

DeNA Co., Ltd. (Japan)			900	18,790

eBay, Inc.(NON)			9,260	362,899

Google, Inc. Class A(NON)			593	344,450

Mail.ru Group, Ltd. 144A GDR (Russia)			353	11,074

Tencent Holdings, Ltd. (China)			800	21,996

Yahoo!, Inc.(NON)			3,800	57,912

				1,077,982
IT Services (6.4%)

Accenture PLC Class A			1,700	97,070

IBM Corp.			1,467	282,984

MasterCard, Inc. Class A			415	168,702

Unisys Corp.(NON)			1,505	23,644

Visa, Inc. Class A			2,004	230,861

				803,261
Leisure equipment and products (0.3%)

Nikon Corp. (Japan)			1,300	36,233

				36,233
Office electronics (1.1%)

Canon, Inc. (Japan)			700	28,139

Canon, Inc. ADR (Japan)			2,912	116,276

				144,415
Semiconductors and semiconductor equipment (2.7%)

Advanced Micro Devices, Inc.(NON)			22,322	135,718

ASML Holding NV (Netherlands)			1,297	59,657

First Solar, Inc.(NON)			638	8,013

Samsung Electronics Co., Ltd. (South Korea)			118	121,074

Sumco Corp. (Japan)(NON)			700	5,905

Yingli Green Energy Holding Co., Ltd. ADR (China)(NON)(S)			4,000	10,400

				340,767
Software (19.2%)

Adobe Systems, Inc.(NON)			4,600	142,830

Konami Corp. (Japan)			3,400	71,896

Microsoft Corp.			38,919	1,136,046

Nintendo Co., Ltd. (Japan)			500	58,257

Nintendo Co., Ltd. ADR (Japan)			1,125	16,110

Oracle Corp.			28,395	751,616

Red Hat, Inc.(NON)			615	31,599

Salesforce.com, Inc.(NON)			1,047	145,135

Synchronoss Technologies, Inc.(NON)			1,397	25,020

VMware, Inc. Class A(NON)			321	29,856

				2,408,365
Specialty retail (0.2%)

Best Buy Co., Inc.			1,100	20,592

				20,592

Total common stocks (cost $10,322,959)				$12,192,218

WARRANTS (0.3%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bharti Airtel, Ltd. 144A (India)	2/18/14	$0.00	7,211	$38,849

Total warrants (cost $53,823)				$38,849

SHORT-TERM INVESTMENTS (4.9%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)			9,000	$9,000

Putnam Money Market Liquidity Fund 0.12%(e)			605,116	605,116

Total short-term investments (cost $614,116)				$614,116

TOTAL INVESTMENTS

Total investments (cost $10,990,898)(b)				$12,845,183

FORWARD CURRENCY CONTRACTS at 5/31/12 (aggregate face value $2,381,357) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	British Pound	Sell	6/20/12	$37,295	$39,231	$1,936
	Canadian Dollar	Buy	6/20/12	20,808	21,720	(912)
	Euro	Buy	6/20/12	113,024	121,038	(8,014)
Barclays Bank PLC
	Euro	Sell	6/20/12	11,253	12,059	806
	Hong Kong Dollar	Sell	6/20/12	144,076	144,153	77
	Japanese Yen	Buy	6/20/12	116,449	113,789	2,660
	Swedish Krona	Buy	6/20/12	25,849	27,913	(2,064)
Citibank, N.A.
	British Pound	Buy	6/20/12	21,575	22,710	(1,135)
	Euro	Sell	6/20/12	62,448	66,937	4,489
Credit Suisse AG
	Euro	Sell	6/20/12	24,361	26,096	1,735
	Japanese Yen	Buy	6/20/12	91,556	89,476	2,080
Deutsche Bank AG
	Canadian Dollar	Buy	6/20/12	5,226	5,458	(232)
	Euro	Sell	6/20/12	124	133	9
Goldman Sachs International
	Canadian Dollar	Sell	6/20/12	40,841	42,669	1,828
	Euro	Buy	6/20/12	53,915	57,733	(3,818)
	Japanese Yen	Buy	6/20/12	10,273	10,043	230
	Swedish Krona	Buy	6/20/12	34,888	37,667	(2,779)
HSBC Bank USA, National Association
	Euro	Buy	6/20/12	103,131	110,311	(7,180)
	Hong Kong Dollar	Buy	6/20/12	8,169	8,173	(4)
	Japanese Yen	Buy	6/20/12	42,377	41,413	964
JPMorgan Chase Bank, N.A.
	British Pound	Buy	6/20/12	168,134	176,930	(8,796)
	Canadian Dollar	Sell	6/20/12	27,582	28,820	1,238
	Euro	Sell	6/20/12	54,905	58,824	3,919
	Hong Kong Dollar	Sell	6/20/12	69,848	69,886	38
	Japanese Yen	Buy	6/20/12	7,740	7,565	175
	Swedish Krona	Sell	6/20/12	69,404	74,973	5,569
Royal Bank of Scotland PLC (The)
	Euro	Buy	6/20/12	158,902	170,218	(11,316)
	Japanese Yen	Sell	6/20/12	274,875	268,503	(6,372)
State Street Bank and Trust Co.
	Canadian Dollar	Buy	6/20/12	39,680	41,462	(1,782)
	Euro	Sell	6/20/12	97,319	104,344	7,025
	Swedish Krona	Sell	6/20/12	126,785	136,957	10,172
UBS AG
	British Pound	Sell	6/20/12	49,315	51,898	2,583
	Canadian Dollar	Buy	6/20/12	60,971	63,699	(2,728)
	Euro	Buy	6/20/12	40,436	43,326	(2,890)
Westpac Banking Corp.
	British Pound	Sell	6/20/12	48,699	51,242	2,543
	Euro	Sell	6/20/12	20,775	22,255	1,480
	Japanese Yen	Sell	6/20/12	11,998	11,733	(265)

Total						$(8,731)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $12,558,904.
(b)	The aggregate identified cost on a tax basis is $11,148,566, resulting in gross unrealized appreciation and depreciation of $3,081,907 and $1,385,290, respectively, or net unrealized appreciation of $1,696,617.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $7,800.
	The fund received cash collateral of $9,000, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $188 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,592,655 and $1,093,361, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $36,447 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	82.9%
	Japan	8.1
	China	3.9
	Sweden	2.1
	South Korea	1.1
	Netherlands	0.5
	Other	1.4

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	The fund had an average contract amount of approximately $2,500,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $38,695 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$116,831	$14,810	$—
Information technology	11,616,999	59,657	—
Telecommunication services	383,921	—	—
Total common stocks	12,117,751	74,467	—
Warrants	—	38,849	—
Short-term investments	605,116	9,000	—

Totals by level	$12,722,867	$122,316	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(8,731)	$—

Totals by level	$—	$(8,731)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$51,556	$60,287
Equity contracts	38,849	—

Total	$90,405	$60,287

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam Global Telecommunications Fund

The fund's portfolio
5/31/12 (Unaudited)

COMMON STOCKS (95.3%)(a)
	Shares	Value

Communications equipment (2.0%)

Qualcomm, Inc.	3,500	$200,585

		200,585
Diversified telecommunication services (52.3%)

AT&T, Inc.	56,666	1,936,277

BT Group PLC (United Kingdom)	46,328	147,408

Hutchison Telecommunications Hong Kong Holdings, Ltd. (Hong Kong)	522,000	230,011

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	6,100	263,119

TDC A/S (Denmark)	27,497	174,064

Telefonica SA (Spain)	10,692	118,809

Telenet Group Holding NV (Belgium)	5,039	205,675

Verizon Communications, Inc.	36,418	1,516,446

Vivendi (France)	23,994	387,896

Ziggio NV (Netherlands)(NON)	13,189	376,524

		5,356,229
Internet software and services (3.9%)

Telecity Group PLC (United Kingdom)(NON)	31,671	400,979

		400,979
IT Services (1.3%)

InterXion Holding NV (Netherlands)(NON)	8,300	137,448

		137,448
Media (14.4%)

Comcast Corp. Class A	14,683	424,486

Jupiter Telecommunications Co., Ltd. (Japan)	360	368,913

Kabel Deutschland Holding AG (Germany)(NON)	6,883	390,764

Time Warner Cable, Inc.	1,500	113,100

Virgin Media, Inc. (United Kingdom)	8,300	182,849

		1,480,112
Real estate investment trusts (REITs) (2.0%)

American Tower Corp. Class A	3,200	207,616

		207,616
Wireless telecommunication services (19.4%)

NTT DoCoMo, Inc. (Japan)	97	154,858

Softbank Corp. (Japan)	4,400	137,570

Sprint Nextel Corp.(NON)	32,078	82,440

Vodafone Group PLC (United Kingdom)	601,896	1,612,266

		1,987,134

Total common stocks (cost $8,491,756)		$9,770,103

SHORT-TERM INVESTMENTS (5.2%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.12%(e)	533,803	$533,803

Total short-term investments (cost $533,803)		$533,803

TOTAL INVESTMENTS

Total investments (cost $9,025,559)(b)		$10,303,906

FORWARD CURRENCY CONTRACTS at 5/31/12 (aggregate face value $5,928,272) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	6/20/12	$40,268	$42,595	$(2,327)
	British Pound	Buy	6/20/12	38,373	40,366	(1,993)
	Euro	Buy	6/20/12	230,995	247,373	(16,378)
	Norwegian Krone	Buy	6/20/12	7,943	8,476	(533)
	Swedish Krona	Buy	6/20/12	38,451	41,510	(3,059)
	Swiss Franc	Buy	6/20/12	190,197	203,132	(12,935)
Barclays Bank PLC
	Australian Dollar	Buy	6/20/12	43,478	46,028	(2,550)
	Canadian Dollar	Buy	6/20/12	47,422	49,544	(2,122)
	Euro	Sell	6/20/12	61,582	60,812	(770)
	Hong Kong Dollar	Sell	6/20/12	115,575	115,547	(28)
	Japanese Yen	Sell	6/20/12	281,719	275,284	(6,435)
	Norwegian Krone	Buy	6/20/12	40,695	43,456	(2,761)
	Singapore Dollar	Buy	6/20/12	40,898	42,479	(1,581)
	Swedish Krona	Buy	6/20/12	17,664	19,074	(1,410)
	Swiss Franc	Buy	6/20/12	20,595	22,017	(1,422)
Citibank, N.A.
	Australian Dollar	Sell	6/20/12	36,766	38,918	2,152
	British Pound	Sell	6/20/12	102,945	108,299	5,354
	Danish Krone	Sell	6/20/12	142,408	149,846	7,438
	Euro	Sell	6/20/12	22,753	24,389	1,636
	Hong Kong Dollar	Buy	6/20/12	130,727	130,702	25
	Hong Kong Dollar	Sell	6/20/12	130,727	130,801	74
	Singapore Dollar	Sell	6/20/12	30,111	31,283	1,172
	Swedish Krona	Buy	6/20/12	10,909	11,785	(876)
	Swiss Franc	Sell	6/20/12	49,223	52,639	3,416
Credit Suisse AG
	Australian Dollar	Buy	6/20/12	27,137	28,350	(1,213)
	British Pound	Sell	6/20/12	69,812	73,441	3,629
	Canadian Dollar	Buy	6/20/12	61,165	63,955	(2,790)
	Euro	Buy	6/20/12	107,954	115,645	(7,691)
	Japanese Yen	Buy	6/20/12	108,581	106,508	2,073
	Norwegian Krone	Buy	6/20/12	29,026	31,015	(1,989)
	Swedish Krona	Buy	6/20/12	47,792	52,764	(4,972)
Deutsche Bank AG
	Australian Dollar	Buy	6/20/12	15,173	16,043	(870)
	British Pound	Sell	6/20/12	21,267	22,378	1,111
	Euro	Sell	6/20/12	34,130	36,578	2,448
	Swedish Krona	Buy	6/20/12	52,332	56,468	(4,136)
Goldman Sachs International
	British Pound	Buy	6/20/12	59,949	63,072	(3,123)
	Canadian Dollar	Buy	6/20/12	36,099	37,715	(1,616)
	Euro	Buy	6/20/12	159,396	170,682	(11,286)
	Japanese Yen	Buy	6/20/12	327,306	319,957	7,349
	Norwegian Krone	Buy	6/20/12	26,525	28,322	(1,797)
	Swedish Krona	Buy	6/20/12	4,416	4,768	(352)
HSBC Bank USA, National Association
	British Pound	Sell	6/20/12	2,466	2,595	129
	Euro	Buy	6/20/12	281,571	301,172	(19,601)
	Hong Kong Dollar	Sell	6/20/12	26,388	26,402	14
	New Zealand Dollar	Buy	6/20/12	34,179	36,665	(2,486)
	Singapore Dollar	Buy	6/20/12	17,228	17,896	(668)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	6/20/12	13,617	14,414	(797)
	British Pound	Sell	6/20/12	293,117	308,452	15,335
	Canadian Dollar	Buy	6/20/12	70,262	73,415	(3,153)
	Euro	Sell	6/20/12	148,514	152,224	3,710
	Hong Kong Dollar	Sell	6/20/12	58,509	58,541	32
	Japanese Yen	Sell	6/20/12	37,108	36,268	(840)
	Singapore Dollar	Buy	6/20/12	194,168	201,712	(7,544)
	Swedish Krona	Buy	6/20/12	29,619	31,995	(2,376)
	Swiss Franc	Sell	6/20/12	96,283	102,987	6,704
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	6/20/12	43,478	45,954	(2,476)
	British Pound	Buy	6/20/12	19,571	19,529	42
	Canadian Dollar	Buy	6/20/12	16,646	17,384	(738)
	Euro	Sell	6/20/12	98,185	101,970	3,785
	Japanese Yen	Buy	6/20/12	42,363	41,380	983
	Swedish Krona	Buy	6/20/12	39,331	42,443	(3,112)
	Swiss Franc	Buy	6/20/12	11,121	11,892	(771)
State Street Bank and Trust Co.
	Canadian Dollar	Buy	6/20/12	99,586	104,060	(4,474)
	Euro	Sell	6/20/12	289,485	308,903	19,418
	Israeli Shekel	Buy	6/20/12	43,110	44,418	(1,308)
	Swedish Krona	Buy	6/20/12	87,220	94,217	(6,997)
UBS AG
	British Pound	Sell	6/20/12	31,284	32,923	1,639
	Canadian Dollar	Buy	6/20/12	33,195	34,681	(1,486)
	Euro	Buy	6/20/12	82,357	88,241	(5,884)
	Israeli Shekel	Buy	6/20/12	9,446	9,756	(310)
	Israeli Shekel	Sell	6/20/12	9,446	9,628	182
	Norwegian Krone	Buy	6/20/12	25,365	27,089	(1,724)
	Swedish Krona	Sell	6/20/12	63,516	68,591	5,075
	Swiss Franc	Buy	6/20/12	14,729	15,740	(1,011)
Westpac Banking Corp.
	Australian Dollar	Buy	6/20/12	19,453	20,568	(1,115)
	British Pound	Buy	6/20/12	38,682	40,702	(2,020)
	Canadian Dollar	Buy	6/20/12	52,745	55,093	(2,348)
	Euro	Buy	6/20/12	56,512	60,539	(4,027)
	Japanese Yen	Sell	6/20/12	106,201	103,817	(2,384)

Total						$(83,740)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $10,251,234.
(b)	The aggregate identified cost on a tax basis is $9,053,411, resulting in gross unrealized appreciation and depreciation of $1,539,483 and $288,988, respectively, or net unrealized appreciation of $1,250,495.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $190 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $2,073,418 and $1,752,930, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $118,160 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	48.6%
	United Kingdom	22.7
	Japan	9.0
	Netherlands	5.0
	Germany	3.8
	France	3.8
	Hong Kong	2.2
	Belgium	2.0
	Denmark	1.7
	Spain	1.2

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	The fund had an average contract amount of approximately $5,000,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $121,841 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$1,089,348	$390,764	$—
Financials	207,616	—	—
Information technology	338,033	400,979	—
Telecommunication services	4,320,721	3,022,642	—
Total common stocks	5,955,718	3,814,385	—
Short-term investments	533,803	—	—

Totals by level	$6,489,521	$3,814,385	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(83,740)	$—

Totals by level	$—	$(83,740)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$94,925	$178,665

Total	$94,925	$178,665

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 2

The fund's portfolio
5/31/12 (Unaudited)

INVESTMENT COMPANIES (44.0%)(a)
	Shares	Value

iShares MSCI EAFE Index Fund	40	$1,910

Putnam Absolute Return 100 Fund Class Y(AFF)	48,747	492,828

Putnam Absolute Return 300 Fund Class Y(AFF)	114,132	1,190,396

Putnam Absolute Return 500 Fund Class Y(AFF)	188,887	2,094,758

Putnam Absolute Return 700 Fund Class Y(AFF)	27,636	318,087

Putnam Money Market Fund Class A(AFF)	390,043	390,043

SPDR S&P 500 ETF Trust	101	13,280

SPDR S&P Midcap 400 ETF Trust	11	1,854

Total investment companies (cost $4,578,606)		$4,503,156

COMMON STOCKS (16.1%)(a)
	Shares	Value

Basic materials (0.7%)

Albemarle Corp.	36	$2,185

BASF SE (Germany)	62	4,331

Bemis Co., Inc.	47	1,427

BHP Billiton, Ltd. (Australia)	93	2,896

CF Industries Holdings, Inc.	22	3,761

Chicago Bridge & Iron Co., NV (Netherlands)	48	1,725

Cliffs Natural Resources, Inc.	52	2,485

Cytec Industries, Inc.	22	1,330

Domtar Corp. (Canada)	16	1,266

Fletcher Building, Ltd. (New Zealand)	736	3,489

Fortune Brands Home & Security, Inc.(NON)	82	1,855

Fresnillo PLC (Mexico)	318	6,616

LyondellBasell Industries NV Class A (Netherlands)	103	4,064

Monsanto Co.	143	11,040

Nippon Paper Group, Inc. (Japan)	300	4,621

Nitto Denko Corp. (Japan)	200	8,116

OZ Minerals, Ltd. (Australia)	363	3,083

PPG Industries, Inc.	52	5,379

Sealed Air Corp.	85	1,330

Steel Dynamics, Inc.	94	991

Valspar Corp.	39	1,880

voestalpine AG (Austria)	48	1,206

Westlake Chemical Corp.	11	599

		75,675
Capital goods (0.9%)

AGCO Corp.(NON)	44	1,769

Bekaert NV (Belgium)	93	2,430

Cummins, Inc.	66	6,399

Dover Corp.	73	4,129

Emerson Electric Co.	232	10,851

European Aeronautic Defense and Space Co. NV (France)	152	5,117

Exelis, Inc.	104	1,040

Fluor Corp.	70	3,282

Hitachi, Ltd. (Japan)	2,000	11,460

ITT Corp.	51	1,047

Lockheed Martin Corp.	90	7,452

McDermott International, Inc.(NON)	116	1,177

Metso Corp. OYJ (Finland)	82	2,696

Mitsubishi Electric Corp. (Japan)	1,000	7,874

Raytheon Co.	128	6,441

SembCorp Industries, Ltd. (Singapore)	1,000	3,748

Societe BIC SA (France)	53	5,194

Staples, Inc.	235	3,088

Textron, Inc.	119	2,812

Toyoda Gosei Co., Ltd. (Japan)	100	1,945

		89,951
Communication services (0.7%)

AT&T, Inc.	253	8,645

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	1,545	1,945

Comcast Corp. Class A	537	15,525

Deutsche Telekom AG (Germany)	187	1,845

France Telecom SA (France)	456	5,750

IAC/InterActiveCorp.	58	2,605

Koninklijke (Royal) KPN NV (Netherlands)	214	2,029

Portugal Telecom SGPS SA (Portugal)	1,179	4,468

Telecom Corp. of New Zealand, Ltd. (New Zealand)	2,273	4,419

Telstra Corp., Ltd. (Australia)	2,264	7,829

Verizon Communications, Inc.	453	18,863

		73,923
Conglomerates (0.3%)

AMETEK, Inc.	69	3,499

Danaher Corp.	180	9,355

General Electric Co.	488	9,316

Tyco International, Ltd.	159	8,452

		30,622
Consumer cyclicals (1.5%)

Advance Auto Parts, Inc.	28	2,042

Alliance Data Systems Corp.(NON)	26	3,276

Bayerische Motoren Werke (BMW) AG (Germany)	73	5,530

Bed Bath & Beyond, Inc.(NON)	76	5,491

CBS Corp. Class B	194	6,192

Coach, Inc.	81	5,463

Daimler AG (Registered Shares) (Germany)	42	1,949

Daito Trust Construction Co., Ltd. (Japan)	100	8,806

Dillards, Inc. Class A	33	2,219

Dolby Laboratories, Inc. Class A(NON)	33	1,415

Dun & Bradstreet Corp. (The)	25	1,689

Expedia, Inc.	43	1,973

Foot Locker, Inc.	135	4,285

Gannett Co., Inc.	104	1,358

General Motors Co.(NON)	218	4,840

Global Payments, Inc.	53	2,251

Home Depot, Inc. (The)	230	11,348

Host Hotels & Resorts, Inc.(R)	438	6,684

Lear Corp.	42	1,674

Lowe's Cos., Inc.	165	4,409

Macy's, Inc.	128	4,870

Marriott International, Inc. Class A	88	3,406

McGraw-Hill Cos., Inc. (The)	94	4,078

Mediaset SpA (Italy)	670	1,042

Navistar International Corp.(NON)	37	1,034

News Corp. Class A	353	6,778

Next PLC (United Kingdom)	142	6,647

O'Reilly Automotive, Inc.(NON)	41	3,927

PetSmart, Inc.	43	2,771

Peugeot SA (France)	156	1,542

Swire Pacific, Ltd. Class A (Hong Kong)	500	5,392

TABCORP Holdings, Ltd. (Australia)	2,297	6,489

Towers Watson & Co. Class A	28	1,687

URS Corp.	39	1,411

Viacom, Inc. Class B	151	7,207

VistaPrint NV(NON)	51	1,728

Volvo AB Class B (Sweden)	83	940

Wal-Mart Stores, Inc.	40	2,633

Wyndham Worldwide Corp.	57	2,839

Wynn Resorts, Ltd.	27	2,782

		152,097
Consumer staples (1.5%)

Brinker International, Inc.	40	1,292

British American Tobacco (BAT) PLC (United Kingdom)	113	5,320

Campbell Soup Co.	93	2,948

Church & Dwight Co., Inc.	20	1,065

Coca-Cola Co. (The)	67	5,007

ConAgra Foods, Inc.	180	4,527

Corrections Corporation of America(NON)	56	1,460

Costco Wholesale Corp.	129	11,144

CVS Caremark Corp.	343	15,414

Dr. Pepper Snapple Group, Inc.	107	4,415

Heineken NV (Netherlands)	43	2,059

Herbalife, Ltd.	40	1,792

ITOCHU Corp. (Japan)	400	4,385

Kao Corp. (Japan)	300	7,760

Kroger Co. (The)	230	5,062

Lorillard, Inc.	49	6,056

McDonald's Corp.	24	2,144

Metcash, Ltd. (Australia)	536	1,994

Molson Coors Brewing Co. Class B	77	2,961

Nestle SA (Switzerland)	294	16,699

PepsiCo, Inc.	34	2,307

Philip Morris International, Inc.	257	21,719

Procter & Gamble Co. (The)	122	7,599

Reckitt Benckiser Group PLC (United Kingdom)	26	1,381

Robert Half International, Inc.	72	2,046

Suedzucker AG (Germany)	98	2,983

Tesco PLC (United Kingdom)	1,072	5,001

Unilever PLC (United Kingdom)	63	1,991

Woolworths, Ltd. (Australia)	108	2,782

		151,313
Energy (1.3%)

BP PLC (United Kingdom)	1,124	6,832

Chevron Corp.	236	23,201

ConocoPhillips	53	2,764

Diamond Offshore Drilling, Inc.	28	1,629

Exxon Mobil Corp.	290	22,803

Helmerich & Payne, Inc.	35	1,586

HollyFrontier Corp.	70	2,064

Marathon Oil Corp.	168	4,185

Marathon Petroleum Corp.	96	3,463

Murphy Oil Corp.	56	2,611

National Oilwell Varco, Inc.	92	6,141

Occidental Petroleum Corp.	94	7,451

Oceaneering International, Inc.	76	3,513

Peabody Energy Corp.	84	1,962

Petrofac, Ltd. (United Kingdom)	199	4,750

Phillips 66(NON)	26	781

Royal Dutch Shell PLC Class A (United Kingdom)	181	5,631

Schlumberger, Ltd.	32	2,024

Seadrill, Ltd. (Norway)	201	6,687

Superior Energy Services(NON)	63	1,363

Tesoro Corp.(NON)	62	1,371

Total SA (France)	237	10,255

Valero Energy Corp.	237	5,001

WPX Energy, Inc.(NON)	90	1,320

		129,388
Financials (5.1%)

Alexandria Real Estate Equities, Inc.(R)	18	1,232

Allied World Assurance Co. Holdings AG	24	1,846

American Financial Group, Inc.	47	1,828

Aon PLC (United Kingdom)	136	6,324

Apartment Investment & Management Co. Class A(R)	349	9,447

Arch Capital Group, Ltd.(NON)	70	2,676

Ashford Hospitality Trust, Inc.(R)	466	3,984

Assurant, Inc.	54	1,803

Assured Guaranty, Ltd. (Bermuda)	109	1,301

AvalonBay Communities, Inc.(R)	91	12,717

Aviva PLC (United Kingdom)	1,594	6,432

Baloise Holding AG Class R (Switzerland)	26	1,609

Bank of America Corp.	100	735

Barclays PLC (United Kingdom)	1,155	3,175

Bendigo and Adelaide Bank, Ltd. (Australia)	297	2,109

Berkshire Hathaway, Inc. Class B(NON)	61	4,841

Boston Properties, Inc.(R)	101	10,396

BRE Properties(R)	13	640

Camden Property Trust(R)	164	10,678

CBOE Holdings, Inc.	86	2,172

Chimera Investment Corp.(R)	428	1,198

CIT Group, Inc.(NON)	39	1,333

Citigroup, Inc.	55	1,458

City National Corp.	10	497

CommonWealth REIT(R)	297	5,242

Corporate Office Properties Trust(R)	238	5,238

Credit Agricole SA (France)	717	2,570

DCT Industrial Trust, Inc.(R)	620	3,608

Delek Group, Ltd. (Israel)	6	985

Digital Realty Trust, Inc.(R)	53	3,751

Duke Realty Corp.(R)	502	6,948

Eaton Vance Corp.	111	2,702

Entertainment Properties Trust(R)	129	5,324

Equity Residential Trust(R)	440	26,884

Essex Property Trust, Inc.(R)	12	1,806

Everest Re Group, Ltd.	24	2,451

Federal Realty Investment Trust(R)	123	12,088

Fidelity National Financial, Inc. Class A	124	2,336

First Industrial Realty Trust(NON)(R)	235	2,804

General Growth Properties(R)	204	3,417

Goldman Sachs Group, Inc. (The)	39	3,732

Hartford Financial Services Group, Inc. (The)	204	3,431

HCP, Inc.(R)	280	11,435

Health Care REIT, Inc.(R)	130	7,211

Highwoods Properties, Inc.(R)	186	6,000

HSBC Holdings PLC (United Kingdom)	387	3,057

Investment AB Kinnevik Class B (Sweden)	378	6,652

Jefferies Group, Inc.	170	2,271

JPMorgan Chase & Co.	531	17,603

Kimco Realty Corp.(R)	690	12,386

Lexington Realty Trust(R)	573	4,762

Liberty Property Trust(R)	312	10,817

Link REIT (The) (Hong Kong)(R)	500	1,920

Macerich Co. (The)(R)	67	3,822

Mack-Cali Realty Corp.(R)	216	5,884

Man Group PLC (United Kingdom)	2,675	3,010

Morgan Stanley	378	5,050

Nasdaq OMX Group, Inc. (The)(NON)	116	2,538

National Australia Bank, Ltd. (Australia)	371	8,124

National Health Investors, Inc.(R)	104	5,020

NKSJ Holdings, Inc. (Japan)	400	7,361

Northern Trust Corp.	114	4,923

Pennsylvania Real Estate Investment Trust(R)	443	5,617

PNC Financial Services Group, Inc.	85	5,221

Post Properties, Inc.(R)	181	8,762

Prologis, Inc.(R)	314	10,042

Public Storage(R)	192	25,626

Rayonier, Inc.(R)	45	1,934

Realty Income Corp.(R)	46	1,763

Regency Centers Corp.(R)	19	832

Reinsurance Group of America, Inc. Class A	40	2,007

RenaissanceRe Holdings, Ltd.	25	1,927

RSA Insurance Group PLC (United Kingdom)	2,535	3,878

Senior Housing Properties Trust(R)	24	496

Simon Property Group, Inc.(R)	367	54,140

SL Green Realty Corp.(R)	40	3,000

Societe Generale SA (France)	187	3,767

Standard Chartered PLC (United Kingdom)	117	2,373

Sumitomo Mitsui Financial Group, Inc. (Japan)	400	11,685

Sunstone Hotel Investors, Inc.(NON)(R)	528	5,285

Svenska Handelsbanken AB Class A (Sweden)	228	6,405

Taubman Centers, Inc.(R)	14	1,022

TD Ameritrade Holding Corp.	183	3,140

UDR, Inc.(R)	89	2,305

Vornado Realty Trust(R)	110	9,011

W.R. Berkley Corp.	63	2,414

Weingarten Realty Investors(R)	351	8,979

Wells Fargo & Co.	479	15,352

Westpac Banking Corp. (Australia)	342	6,759

		519,336
Health care (1.6%)

Abbott Laboratories	22	1,359

Aetna, Inc.	111	4,539

AmerisourceBergen Corp.	85	3,144

Amgen, Inc.	30	2,086

AstraZeneca PLC (United Kingdom)	242	9,770

C.R. Bard, Inc.	28	2,721

Celgene Corp.(NON)	32	2,184

Eli Lilly & Co.	262	10,729

Endo Pharmaceuticals Holdings, Inc.(NON)	68	2,211

Forest Laboratories, Inc.(NON)	216	7,560

Gilead Sciences, Inc.(NON)	113	5,644

GlaxoSmithKline PLC (United Kingdom)	225	4,994

HCA Holdings, Inc.	48	1,248

Health Management Associates, Inc. Class A(NON)	123	788

Humana, Inc.	50	3,820

Johnson & Johnson	117	7,304

McKesson Corp.	71	6,197

Merck & Co., Inc.	87	3,269

Novartis AG (Switzerland)	96	5,001

Omega Healthcare Investors, Inc.(R)	281	5,932

Omnicare, Inc.	46	1,450

Orion OYJ Class B (Finland)	159	2,780

Pfizer, Inc.	916	20,033

ResMed, Inc.(NON)	57	1,766

Roche Holding AG-Genusschein (Switzerland)	25	3,920

Sabra Health Care REIT, Inc.(R)	208	2,991

Sanofi (France)	67	4,572

Takeda Pharmaceutical Co., Ltd. (Japan)	200	8,359

United Therapeutics Corp.(NON)	43	1,902

UnitedHealth Group, Inc.	252	14,054

Ventas, Inc.(R)	198	11,646

Warner Chilcott PLC Class A (Ireland)(NON)	133	2,508

		166,481
Technology (1.8%)

Agilent Technologies, Inc.	119	4,839

AOL, Inc.(NON)	115	3,154

Apple, Inc.(NON)	84	48,529

Applied Materials, Inc.	295	3,047

BMC Software, Inc.(NON)	87	3,682

Broadcom Corp. Class A(NON)	115	3,720

Brocade Communications Systems, Inc.(NON)	255	1,186

CA, Inc.	155	3,855

Cadence Design Systems, Inc.(NON)	211	2,152

Cisco Systems, Inc.	589	9,618

Dell, Inc.(NON)	314	3,872

Fujitsu, Ltd. (Japan)	1,000	4,377

Google, Inc. Class A(NON)	36	20,911

IBM Corp.	61	11,767

Intel Corp.	189	4,884

KLA-Tencor Corp.	49	2,246

L-3 Communications Holdings, Inc.	45	3,069

Lam Research Corp.(NON)	46	1,716

Microsoft Corp.	885	25,833

Nikon Corp. (Japan)	100	2,787

Nokia OYJ (Finland)	1,026	2,719

NVIDIA Corp.(NON)	167	2,076

Oracle Corp.	103	2,726

Polycom, Inc.(NON)	76	869

QLogic Corp.(NON)	230	3,130

Qualcomm, Inc.	40	2,292

Symantec Corp.(NON)	273	4,051

Tech Data Corp.(NON)	25	1,190

Teradyne, Inc.(NON)	91	1,315

Vishay Intertechnology, Inc.(NON)	104	1,104

Western Digital Corp.(NON)	67	2,103

		188,819
Transportation (0.2%)

ComfortDelgro Corp., Ltd. (Singapore)	2,000	2,282

Delta Air Lines, Inc.(NON)	361	4,368

Deutsche Post AG (Germany)	120	1,979

United Parcel Service, Inc. Class B	37	2,773

Wabtec Corp.	23	1,670

Yangzijiang Shipbuilding Holdings, Ltd. (China)	3,000	2,410

		15,482
Utilities and power (0.5%)

AES Corp. (The)(NON)	285	3,446

Ameren Corp.	109	3,522

CenterPoint Energy, Inc.	187	3,783

CMS Energy Corp.	120	2,796

DTE Energy Co.	73	4,149

Enel SpA (Italy)	1,009	2,881

Energias de Portugal (EDP) SA (Portugal)	565	1,178

Entergy Corp.	72	4,646

NRG Energy, Inc.(NON)	124	1,900

PG&E Corp.	153	6,686

Red Electrica Corporacion SA (Spain)	172	6,369

RWE AG (Preference) (Germany)	252	8,405

TECO Energy, Inc.	111	1,931

Westar Energy, Inc.	63	1,803

		53,495

Total common stocks (cost $1,703,562)		$1,646,582

U.S. TREASURY OBLIGATIONS (14.1%)(a)
	Principal amount	Value

U.S. Treasury Bonds
7 7/8s, February 15, 2021	$44,000	$67,882
5 1/4s, February 15, 2029	11,000	15,749

U.S. Treasury Notes
3 5/8s, February 15, 2021	53,000	62,942
3 1/2s, February 15, 2018	6,000	6,899
3 1/8s, May 15, 2021	7,000	8,017
3 1/8s, October 31, 2016	190,000	210,796
2 3/4s, December 31, 2017	283,000	313,356
2 5/8s, April 30, 2016	95,000	102,682
2 5/8s, February 29, 2016	98,000	105,664
2 3/8s, August 31, 2014	38,000	39,760
2s, January 31, 2016	73,000	77,021
1 3/8s, May 15, 2013	187,000	189,071
1s, August 31, 2016	236,000	240,278

Total U.S. treasury obligations (cost $1,400,591)		$1,440,117

CORPORATE BONDS AND NOTES (3.6%)(a)
	Principal amount	Value

Basic materials (0.4%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019	$5,000	$6,410

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018	5,000	5,950

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041	5,000	5,357

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042	5,000	4,946

International Paper Co. sr. unsec. notes 9 3/8s, 2019	5,000	6,697

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	5,000	6,263

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)	5,000	5,128

		40,751
Capital goods (0.1%)

United Technologies Corp. sr. unsec. unsub notes 4 1/2s, 2042	5,000	5,355

		5,355
Communication services (0.7%)

American Tower Corp. sr. unsec. notes 7s, 2017(R)	5,000	5,843

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	9,000	11,136

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017	3,000	2,310

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037	10,000	12,866

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	5,000	5,906

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)	5,000	5,665

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)	3,000	3,111

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)	5,000	6,704

Qwest Corp. notes 6 3/4s, 2021	4,000	4,475

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)	5,000	4,975

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041	10,000	10,772

		73,763
Consumer cyclicals (0.4%)

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	5,000	5,299

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042	5,000	5,268

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019	5,000	5,075

Masco Corp. sr. unsec. bonds 7 1/8s, 2020	5,000	5,505

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022	5,000	5,234

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	5,000	5,105

Whirlpool Corp. sr. unsec. unsub notes 4.7s, 2022	5,000	5,028

		36,514
Consumer staples (0.1%)

Diageo Investment Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2042	5,000	5,220

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017	5,000	6,056

		11,276
Energy (0.3%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016	5,000	5,667

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)	5,000	5,173

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018	5,000	5,699

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	5,000	5,956

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039	5,000	7,128

		29,623
Financials (1.1%)

ABN AMRO North American Holding Preferred Capital Repackage Trust I 144A jr. unsec. sub. bonds FRB 6.523s, perpetual maturity	15,000	12,938

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068	5,000	5,194

Associates Corp. of North America sr. unsec. notes 6.95s, 2018	10,000	11,185

BNP Paribas SA 144A jr. unsec. sub. notes FRN 5.186s, 2049 (France)	4,000	3,080

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037	5,000	5,006

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)	5,000	5,987

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, perpetual maturity	5,000	4,025

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032	15,000	18,451

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016	3,000	2,978

HSBC Holdings PLC sr. unsec. notes 4 7/8s, 2022 (United Kingdom)	5,000	5,492

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015	7,000	6,878

JPMorgan Chase Capital XX company guaranty jr. unsec. sub. notes Ser. T, 6.55s, 2036	10,000	9,948

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037	5,000	4,875

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)	5,000	5,040

Royal Bank of Scotland Group PLC sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)	5,000	5,056

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)	5,000	5,533

		111,666
Health care (—%)

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019	2,000	1,985

		1,985
Transportation (—%)

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	5,000	5,093

		5,093
Utilities and power (0.5%)

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042	5,000	5,339

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016	5,000	5,325

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	5,000	5,335

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)	5,000	5,994

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	5,000	5,255

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042	5,000	4,986

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020	5,000	6,061

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019	5,000	6,766

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	5,000	5,227

		50,288

Total corporate bonds and notes (cost $354,876)		$366,314

CONVERTIBLE BONDS AND NOTES (2.3%)(a)
	Principal amount	Value

Basic materials (0.1%)

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	$4,000	$4,160

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014	5,000	5,038

		9,198
Capital goods (0.2%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)	5,000	5,206

Icahn Enterprises LP/Icahn Enterprises Finance Corp. cv. sr. unsec. notes FRN 4s, 2013	5,000	4,994

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)	7,000	6,160

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015	4,000	3,785

		20,145
Communication services (0.3%)

Cogent Communication Group, Inc. cv. sr. unsec. notes 1s, 2027	5,000	4,719

Equinix, Inc. cv. unsec. sub. notes 3s, 2014	6,000	9,338

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014	8,000	7,550

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016	4,000	5,545

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027	7,000	1,313

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)	3,000	4,174

		32,639
Consumer cyclicals (0.7%)

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015	4,000	4,020

Charming Shoppes, Inc. cv. sr. unsec. notes 1 1/8s, 2014	8,000	7,960

Digital River, Inc. cv. sr. unsec. notes 2s, 2030	6,000	5,603

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	4,000	5,795

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/8s, 2023	7,000	7,945

Liberty Media, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031	13,000	7,914

Live Nation Entertainment, Inc. cv. sr. unsec. notes 2 7/8s, 2027	9,000	8,618

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015	11,000	10,911

PHH Corp. cv. sr. unsec. notes 4s, 2014	6,000	5,903

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014	4,000	5,188

		69,857
Consumer staples (0.1%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	3,000	3,173

Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027	4,000	3,890

		7,063
Energy (0.2%)

Chesapeake Energy Corp. cv. sr. unsec. notes company guaranty 2 1/4s, 2038	5,000	3,847

Endeavour International Corp. 144A cv. company guaranty sr. unsec. notes 5 1/2s, 2016	3,000	2,724

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029	4,000	3,773

Massey Energy Co. cv. company guaranty sr. unsub. notes 3 1/4s, 2015	4,000	3,370

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041	5,000	4,331

		18,045
Financials (0.2%)

Amtrust Financial Services, Inc. 144A cv. sr. unsec. notes 5 1/2s, 2021	2,000	2,271

Ares Capital Corp. 144A cv. sr. unsec. notes 5 3/4s, 2016	6,000	6,060

iStar Financial, Inc. cv. sr. unsec. unsub. notes FRN 0.968s, 2012(R)	5,000	4,969

KKR Financial Holdings, LLC cv. sr. unsec. notes 7 1/2s, 2017	4,000	5,360

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014	6,000	5,273

		23,933
Health care (0.3%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018	5,000	4,513

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China) (In default)(NON)	5,000	1,250

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(NON)	3,000	990

Dendreon Corp. cv. sr. unsec. notes 2 7/8s, 2016	7,000	4,944

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 12/15/13) 2037(STP)	6,000	5,903

Illumina, Inc. 144A cv. sr. unsec. notes 0 1/4s, 2016	2,000	1,808

LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s, 2014	4,000	4,080

Providence Service Corp. (The) cv. sr. unsec. sub. notes 6 1/2s, 2014	2,000	1,973

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017	5,000	5,769

		31,230
Technology (0.2%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015	9,000	9,056

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026	2,000	2,088

TeleCommunication Systems, Inc. 144A cv. sr. unsec. notes 4 1/2s, 2014	5,000	4,406

TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s, 2015	4,000	4,008

		19,558
Transportation (—%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015	4,000	2,015

		2,015

Total convertible bonds and notes (cost $249,114)		$233,683

CONVERTIBLE PREFERRED STOCKS (2.0%)(a)
	Shares	Value

AES Trust III $3.375 cv. pfd.	178	$8,811

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)	229	5,868

AMG Capital Trust II $2.575 cv. pfd.	183	7,652

Apache Corp. Ser. D, $3.00 cv. pfd.	100	4,794

Bank of America Corp. Ser. L, 7.25% cv. pfd.	15	13,969

Bunge, Ltd. $4.875 cv. pfd.	70	6,456

Callaway Golf Co. Ser. B, 7.50% cv. pfd.	34	3,268

Chesapeake Energy Corp. 144A 5.75% cv. pfd.	12	9,930

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	180	7,227

Citigroup, Inc. $7.50 cv. pfd.	150	12,600

Dole Food Automatic Exchange 144A 7.00% cv. pfd.(NON)	340	3,043

El Paso Energy Capital Trust I $2.375 cv. pfd.	177	8,315

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.(R)	255	4,842

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)	374	9,654

General Motors Co. Ser. B, $2.375 cv. pfd.	395	14,541

Great Plains Energy, Inc. $6.00 cv. pfd.	97	5,780

Hartford Financial Services Group, Inc. (The) Ser. F, $1.182 cv. pfd.	180	3,465

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)	140	7,472

Huntington Bancshares Ser. A, 8.50% cv. pfd.	6	6,954

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.	8	7,980

Lucent Technologies Capital Trust I 7.75% cv. pfd.	9	5,940

MetLife, Inc. $3.75 cv. pfd.	87	5,103

Newell Financial Trust I $2.625 cum. cv. pfd.	107	4,895

Nielsen Holdings NV $3.125 cv. pfd.	125	6,758

PPL Corp. $4.375 cv. pfd.	99	5,183

Stanley Black & Decker, Inc. $4.75 cv. pfd.	65	7,491

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.	557	5,690

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	10	11,050

Total convertible preferred stocks (cost $229,735)		$204,731

MORTGAGE-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage, Inc. Ser. 06-5, Class A3, 5.39s, 2047	$20,000	$20,900

CWCapital Cobalt Ser. 07-C3, Class A2, 5.732s, 2046	22,351	22,457

LB-UBS Commercial Mortgage Trust Ser. 07-C1, Class A2, 5.318s, 2040	9,496	9,495

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, Class A2, 5.569s, 2046	19,484	19,606

Total mortgage-backed securities (cost $72,562)		$72,458

SHORT-TERM INVESTMENTS (18.8%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.12%(e)	1,766,774	$1,766,774

U.S. Treasury Bills with effective yields ranging from 0.072% to 0.074%, June 28, 2012(SEG)	$50,000	49,997

U.S. Treasury Bills with effective yields ranging from 0.064% to 0.071%, July 26, 2012(SEG)	110,000	109,989

Total short-term investments (cost $1,926,760)		$1,926,760

TOTAL INVESTMENTS

Total investments (cost $10,515,806)(b)		$10,393,801

FORWARD CURRENCY CONTRACTS at 5/31/12 (aggregate face value $136,374) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Euro	Sell	6/20/12	$14,715	$15,759	$1,044
	Swiss Franc	Sell	6/20/12	1,236	1,320	84
Barclays Bank PLC
	Hong Kong Dollar	Sell	6/20/12	3,569	3,568	(1)
Citibank, N.A.
	British Pound	Buy	6/20/12	2,620	2,754	(134)
	Danish Krone	Buy	6/20/12	4,843	5,150	(307)
	Hong Kong Dollar	Buy	6/20/12	3,569	3,568	1
	Hong Kong Dollar	Sell	6/20/12	3,569	3,571	2
	Singapore Dollar	Buy	6/20/12	1,475	1,532	(57)
Credit Suisse AG
	Australian Dollar	Sell	6/20/12	1,654	1,692	38
	British Pound	Buy	6/20/12	616	648	(32)
Goldman Sachs International
	Australian Dollar	Sell	6/20/12	5,155	5,227	72
	Japanese Yen	Sell	6/20/12	1,512	1,479	(33)
	Swedish Krona	Sell	6/20/12	2,160	2,332	172
HSBC Bank USA, National Association
	New Zealand Dollar	Sell	6/20/12	7,528	8,076	548
	Singapore Dollar	Buy	6/20/12	2,483	2,580	(97)
	Swiss Franc	Buy	6/20/12	12,151	12,997	(846)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	6/20/12	1,654	1,750	96
	Euro	Buy	6/20/12	3,586	3,747	(161)
	Hong Kong Dollar	Buy	6/20/12	7,834	7,838	(4)
	Singapore Dollar	Sell	6/20/12	4,889	5,079	190
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	6/20/12	778	822	(44)
	British Pound	Buy	6/20/12	6,164	6,344	(180)
	Euro	Buy	6/20/12	1,237	1,325	(88)
	Japanese Yen	Sell	6/20/12	979	945	(34)
	Swiss Franc	Sell	6/20/12	3,604	3,801	197
State Street Bank and Trust Co.
	Euro	Buy	6/20/12	17,436	18,694	(1,258)
	Israeli Shekel	Sell	6/20/12	410	414	4
	Japanese Yen	Buy	6/20/12	1,306	1,276	30
UBS AG
	Euro	Sell	6/20/12	2,597	2,674	77
	Israeli Shekel	Buy	6/20/12	1,997	2,035	(38)
	Israeli Shekel	Sell	6/20/12	1,997	2,062	65
	Norwegian Krone	Sell	6/20/12	3,154	3,369	215
Westpac Banking Corp.
	British Pound	Buy	6/20/12	1,848	1,946	(98)

Total						$(577)

FUTURES CONTRACTS OUTSTANDING at 5/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	1	$169,000	Sep-12	$4,662
U.S. Treasury Bond 30 yr (Short)	1	149,719	Sep-12	(2,572)
U.S. Treasury Note 2 yr (Long)	2	440,813	Sep-12	246
U.S. Treasury Note 5 yr (Short)	6	745,125	Sep-12	(2,683)
U.S. Treasury Note 10 yr (Long)	3	401,813	Sep-12	3,440

Total				$3,093

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/12 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Deutsche Bank AG
	DJ CDX NA IG Series 17 Index	BBB+/P	$10,059	$510,000	12/20/16	100 bp	$7,773
	JPMorgan Chase Bank NA
	DJ CDX EM Series 15 Version 1 Index	BB+/P	(50,000)	400,000	6/20/16	500 bp	(18,346)
	DJ CDX NA HY Series 18 Index	B+/P	26,250	1,000,000	6/20/17	500 bp	(36,091)

	Total						$(46,664)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2012. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $10,243,049.
(b)	The aggregate identified cost on a tax basis is $10,515,810, resulting in gross unrealized appreciation and depreciation of $168,049 and $290,058, respectively, or net unrealized depreciation of $122,009.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sales proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$503,894	$23,452	$27,150	$8,719	$—	$492,828
	Putnam Absolute Return 300 Fund Class Y	1,184,448	50,775	41,269	14,790	—	1,190,396
	Putnam Absolute Return 500 Fund Class Y	1,985,344	130,179	68,737	65,243	—	2,094,758
	Putnam Absolute Return 700 Fund Class Y	295,114	25,524	10,311	12,503	—	318,087
	Putnam Money Market Fund Class A	409,688	11,814	31,459	29	—	390,043

	Totals	$4,378,488	$241,744	$178,926	$101,284	$—	$4,486,112
	Market values are shown for those securities affiliated at period end.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,181 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $518,424 and $883,631, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,818,695 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	The fund had an average contract amount of approximately $200,000 on forward currency contracts for the reporting period.
	Credit default contracts: The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
	Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $35,214 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$63,522	$12,153	$—
Capital goods	74,514	15,437	—
Communication services	57,886	16,037	—
Conglomerates	30,622	—	—
Consumer cyclicals	134,447	17,650	—
Consumer staples	115,879	35,434	—
Energy	95,233	34,155	—
Financials	475,423	43,913	—
Health care	135,444	31,037	—
Technology	186,100	2,719	—
Transportation	13,503	1,979	—
Utilities and power	34,662	18,833	—
Total common stocks	1,417,235	229,347	—
Convertible bonds and notes	—	233,683	—
Convertible preferred stocks	—	204,731	—
Corporate bonds and notes	—	366,314	—
Investment companies	4,503,156	—	—
Mortgage-backed securities	—	72,458	—
U.S. Treasury obligations	—	1,440,117	—
Short-term investments	1,766,774	159,986	—

Totals by level	$7,687,165	$2,706,636	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(577)	$—
Futures contracts	3,093	—	—
Credit default contracts	—	(32,973)	—

Totals by level	$3,093	$(33,550)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$31,654	$64,627
Foreign exchange contracts	2,835	3,412
Interest rate contracts	8,348	5,255

Total	$42,837	$73,294

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	Februarly 28, 2013

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 3

The fund's portfolio
5/31/12 (Unaudited)

COMMON STOCKS (31.8%)(a)
			Shares	Value

Banking (1.6%)

Barclays PLC (United Kingdom)			4,256	$11,701

Bendigo and Adelaide Bank, Ltd. (Australia)			1,044	7,414

City National Corp.			20	994

Credit Agricole SA (France)			2,501	8,966

HSBC Holdings PLC (London Exchange) (United Kingdom)			1,360	10,742

JPMorgan Chase & Co.			1,057	35,040

National Australia Bank, Ltd. (Australia)			1,300	28,467

Northern Trust Corp.			227	9,802

PNC Financial Services Group, Inc.			168	10,319

Societe Generale SA (France)			652	13,134

Standard Chartered PLC (United Kingdom)			413	8,376

Sumitomo Mitsui Financial Group, Inc. (Japan)			1,200	35,054

Svenska Handelsbanken AB Class A (Sweden)			797	22,391

Wells Fargo & Co.			953	30,544

Westpac Banking Corp. (Australia)			1,193	23,579

				256,523
Basic materials (1.3%)

Albemarle Corp.			72	4,370

BASF SE (Germany)			228	15,926

Bemis Co., Inc.			94	2,854

BHP Billiton, Ltd. (Australia)			329	10,246

CF Industries Holdings, Inc.			44	7,522

Chicago Bridge & Iron Co., NV (Netherlands)			96	3,450

Cliffs Natural Resources, Inc.			104	4,969

Cytec Industries, Inc.			44	2,660

Domtar Corp. (Canada)			32	2,532

Fletcher Building, Ltd. (New Zealand)			2,712	12,855

Fortune Brands Home & Security, Inc.(NON)			163	3,687

Fresnillo PLC (Mexico)			1,111	23,113

LyondellBasell Industries NV Class A (Netherlands)			206	8,129

Monsanto Co.			284	21,925

Nippon Paper Group, Inc. (Japan)			1,000	15,403

Nitto Denko Corp. (Japan)			800	32,466

OZ Minerals, Ltd. (Australia)			1,279	10,864

PPG Industries, Inc.			103	10,654

Sealed Air Corp.			169	2,645

Steel Dynamics, Inc.			187	1,971

Valspar Corp.			77	3,712

voestalpine AG (Austria)			175	4,395

Westlake Chemical Corp.			22	1,199

				207,547
Capital goods (1.5%)

AGCO Corp.(NON)			88	3,538

Bekaert NV (Belgium)			342	8,936

Cummins, Inc.			132	12,797

Dover Corp.			144	8,145

Emerson Electric Co.			462	21,608

European Aeronautic Defense and Space Co. NV (France)			532	17,910

Exelis, Inc.			207	2,070

Fluor Corp.			139	6,516

Hitachi, Ltd. (Japan)			6,000	34,380

ITT Corp.			102	2,094

Lockheed Martin Corp.			180	14,904

McDermott International, Inc.(NON)			231	2,345

Metso Corp. OYJ (Finland)			302	9,930

Mitsubishi Electric Corp. (Japan)			3,000	23,622

Raytheon Co.			254	12,781

SembCorp Industries, Ltd. (Singapore)			5,000	18,741

Societe BIC SA (France)			185	18,129

Staples, Inc.			468	6,150

Textron, Inc.			238	5,624

Toyoda Gosei Co., Ltd. (Japan)			400	7,779

				237,999
Communication services (1.2%)

AT&T, Inc.			504	17,222

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)			5,433	6,839

Comcast Corp. Class A			1,067	30,847

Deutsche Telekom AG (Germany)			658	6,493

France Telecom SA (France)			1,680	21,185

IAC/InterActiveCorp.			114	5,121

Koninklijke (Royal) KPN NV (Netherlands)			752	7,129

Portugal Telecom SGPS SA (Portugal)			4,148	15,718

Telecom Corp. of New Zealand, Ltd. (New Zealand)			7,898	15,356

Telstra Corp., Ltd. (Australia)			7,953	27,502

Verizon Communications, Inc.			900	37,476

				190,888
Conglomerates (0.4%)

AMETEK, Inc.			137	6,947

Danaher Corp.			358	18,605

General Electric Co.			969	18,498

Tyco International, Ltd.			316	16,799

				60,849
Consumer cyclicals (2.5%)

Advance Auto Parts, Inc.			55	4,012

Alliance Data Systems Corp.(NON)			53	6,678

Bayerische Motoren Werke (BMW) AG (Germany)			260	19,697

Bed Bath & Beyond, Inc.(NON)			151	10,910

CBS Corp. Class B			385	12,289

Coach, Inc.			165	11,129

Daimler AG (Registered Shares) (Germany)			149	6,915

Daito Trust Construction Co., Ltd. (Japan)			200	17,611

Dillards, Inc. Class A			66	4,438

Dolby Laboratories, Inc. Class A(NON)			65	2,788

Dun & Bradstreet Corp. (The)			49	3,311

Expedia, Inc.			84	3,855

Foot Locker, Inc.			268	8,506

Gannett Co., Inc.			208	2,716

General Motors Co.(NON)			435	9,657

Global Payments, Inc.			107	4,545

Home Depot, Inc. (The)			448	22,104

Host Hotels & Resorts, Inc.(R)			2,461	37,555

Lear Corp.			82	3,268

Lowe's Cos., Inc.			321	8,577

Macy's, Inc.			254	9,665

Marriott International, Inc. Class A			176	6,813

McGraw-Hill Cos., Inc. (The)			187	8,112

Mediaset SpA (Italy)			2,620	4,074

Navistar International Corp.(NON)			73	2,040

News Corp. Class A			702	13,478

Next PLC (United Kingdom)			523	24,483

NGK Spark Plug Co., Ltd. (Japan)			1,000	12,838

O'Reilly Automotive, Inc.(NON)			83	7,951

PetSmart, Inc.			86	5,542

Peugeot SA (France)			610	6,031

Steven Madden, Ltd.(NON)			1	41

Swire Pacific, Ltd. Class A (Hong Kong)			2,500	26,960

TABCORP Holdings, Ltd. (Australia)			8,051	22,743

Towers Watson & Co. Class A			56	3,375

Trump Entertainment Resorts, Inc.(NON)			6	18

URS Corp.			78	2,821

Vertis Holdings, Inc.(F)			11	—

Viacom, Inc. Class B			300	14,319

VistaPrint NV(NON)			102	3,456

Volvo AB Class B (Sweden)			324	3,668

Wal-Mart Stores, Inc.			79	5,200

Wyndham Worldwide Corp.			113	5,627

Wynn Resorts, Ltd.			54	5,564

				395,380
Consumer staples (2.4%)

Brinker International, Inc.			81	2,617

British American Tobacco (BAT) PLC (United Kingdom)			397	18,690

Campbell Soup Co.			184	5,833

Church & Dwight Co., Inc.			41	2,183

Coca-Cola Co. (The)			133	9,939

ConAgra Foods, Inc.			358	9,004

Corrections Corporation of America(NON)			112	2,920

Costco Wholesale Corp.			256	22,116

CVS Caremark Corp.			682	30,649

Dr. Pepper Snapple Group, Inc.			212	8,747

Heineken NV (Netherlands)			158	7,566

Herbalife, Ltd.			78	3,494

ITOCHU Corp. (Japan)			1,300	14,251

Kao Corp. (Japan)			1,000	25,868

Kroger Co. (The)			457	10,059

Lorillard, Inc.			98	12,113

McDonald's Corp.			48	4,288

Metcash, Ltd. (Australia)			1,884	7,010

Molson Coors Brewing Co. Class B			153	5,883

Nestle SA (Switzerland)			1,019	57,880

PepsiCo, Inc.			66	4,478

Philip Morris International, Inc.			511	43,185

Procter & Gamble Co. (The)			242	15,074

Reckitt Benckiser Group PLC (United Kingdom)			97	5,154

Robert Half International, Inc.			143	4,064

Suedzucker AG (Germany)			361	10,988

Tesco PLC (United Kingdom)			3,949	18,424

Unilever PLC (United Kingdom)			224	7,080

Woolworths, Ltd. (Australia)			398	10,251

				379,808
Energy (2.0%)

BP PLC (United Kingdom)			4,142	25,177

Chevron Corp.			470	46,206

Compton Petroleum Corp. (Canada)(NON)			450	586

ConocoPhillips			104	5,425

Diamond Offshore Drilling, Inc.			55	3,200

Exxon Mobil Corp.			576	45,291

Helmerich & Payne, Inc.			70	3,171

HollyFrontier Corp.			138	4,068

Marathon Oil Corp.			334	8,320

Marathon Petroleum Corp.			191	6,889

Murphy Oil Corp.			112	5,221

National Oilwell Varco, Inc.			184	12,282

Occidental Petroleum Corp.			188	14,903

Oceaneering International, Inc.			151	6,979

Peabody Energy Corp.			167	3,901

Petrofac, Ltd. (United Kingdom)			733	17,498

Phillips 66(NON)			52	1,562

Royal Dutch Shell PLC Class A (United Kingdom)			667	20,750

Schlumberger, Ltd.			65	4,111

Seadrill, Ltd. (Norway)			702	23,354

Stallion Oilfield Holdings, Ltd.			28	1,008

Superior Energy Services(NON)			126	2,727

Tesoro Corp.(NON)			124	2,743

Total SA (France)			816	35,307

Valero Energy Corp.			470	9,917

WPX Energy, Inc.(NON)			180	2,641

				313,237
Financial (0.1%)

Assurant, Inc.			107	3,572

CBOE Holdings, Inc.			171	4,318

Nasdaq OMX Group, Inc. (The)(NON)			230	5,032

				12,922
Financials (0.5%)

Bank of America Corp.			198	1,455

Camden Property Trust(R)			923	60,097

CIT Group, Inc.(NON)			78	2,667

Citigroup, Inc.			109	2,890

Goldman Sachs Group, Inc. (The)			77	7,369

Hartford Financial Services Group, Inc. (The)			407	6,846

				81,324
Health care (2.9%)

Abbott Laboratories			43	2,657

Aetna, Inc.			221	9,037

AmerisourceBergen Corp.			169	6,251

Amgen, Inc.			59	4,102

AstraZeneca PLC (United Kingdom)			833	33,630

C.R. Bard, Inc.			56	5,443

Celgene Corp.(NON)			62	4,232

Eli Lilly & Co.			521	21,335

Endo Pharmaceuticals Holdings, Inc.(NON)			136	4,423

Forest Laboratories, Inc.(NON)			429	15,015

Gilead Sciences, Inc.(NON)			222	11,089

GlaxoSmithKline PLC (United Kingdom)			789	17,513

HCA Holdings, Inc.			95	2,469

Health Management Associates, Inc. Class A(NON)			244	1,564

Humana, Inc.			101	7,715

Johnson & Johnson			232	14,484

McKesson Corp.			142	12,394

Merck & Co., Inc.			172	6,464

Novartis AG (Switzerland)			354	18,440

Omega Healthcare Investors, Inc.(R)			1,579	33,333

Omnicare, Inc.			91	2,868

Orion OYJ Class B (Finland)			586	10,247

Pfizer, Inc.			1,820	39,803

ResMed, Inc.(NON)			114	3,532

Roche Holding AG-Genusschein (Switzerland)			89	13,956

Sabra Health Care REIT, Inc.(R)			1,166	16,767

Sanofi (France)			247	16,856

Takeda Pharmaceutical Co., Ltd. (Japan)			800	33,435

United Therapeutics Corp.(NON)			86	3,805

UnitedHealth Group, Inc.			502	27,997

Ventas, Inc.(R)			1,114	65,525

Warner Chilcott PLC Class A (Ireland)(NON)			266	5,017

				471,398
Insurance (0.8%)

Allied World Assurance Co. Holdings AG			47	3,614

American Financial Group, Inc.			94	3,656

Aon PLC (United Kingdom)			271	12,602

Arch Capital Group, Ltd.(NON)			140	5,352

Assured Guaranty, Ltd. (Bermuda)			217	2,591

Aviva PLC (United Kingdom)			5,873	23,700

Baloise Holding AG (Switzerland)			94	5,817

Berkshire Hathaway, Inc. Class B(NON)			122	9,682

Everest Re Group, Ltd.			49	5,004

Fidelity National Financial, Inc. Class A			247	4,653

NKSJ Holdings, Inc. (Japan)			1,500	27,603

Reinsurance Group of America, Inc. Class A			80	4,014

RenaissanceRe Holdings, Ltd.			56	4,316

RSA Insurance Group PLC (United Kingdom)			8,934	13,668

W.R. Berkley Corp.			126	4,828

				131,100
Investment banking/Brokerage (0.4%)

Delek Group, Ltd. (Israel)			23	3,775

Eaton Vance Corp.			220	5,355

Investment AB Kinnevik Class B (Sweden)			1,393	24,513

Jefferies Group, Inc.			338	4,516

Man Group PLC (United Kingdom)			9,856	11,090

Morgan Stanley			743	9,926

TD Ameritrade Holding Corp.			365	6,263

				65,438
Real estate (10.7%)

Alexandria Real Estate Equities, Inc.(R)			98	6,709

Apartment Investment & Management Co. Class A(R)			1,966	53,220

Ashford Hospitality Trust, Inc.(R)			2,618	22,384

AvalonBay Communities, Inc.(R)			406	56,739

Boston Properties, Inc.(R)			563	57,950

BRE Properties(R)			73	3,594

Chimera Investment Corp.(R)			851	2,383

CommonWealth REIT(R)			1,670	29,476

Corporate Office Properties Trust(R)			1,340	29,493

DCT Industrial Trust, Inc.(R)			3,481	20,259

Digital Realty Trust, Inc.(R)			301	21,302

Duke Realty Corp.(R)			2,822	39,056

Entertainment Properties Trust(R)			721	29,756

Equity Residential Trust(R)			2,162	132,098

Essex Property Trust, Inc.(R)			67	10,081

Federal Realty Investment Trust(R)			692	68,010

First Industrial Realty Trust(NON)(R)			1,325	15,807

General Growth Properties(R)			1,151	19,279

Hang Lung Group, Ltd. (Hong Kong)			1,000	5,785

HCP, Inc.(R)			1,573	64,241

Health Care REIT, Inc.(R)			735	40,770

Highwoods Properties, Inc.(R)			1,050	33,873

Kimco Realty Corp.(R)			3,882	69,682

Lexington Realty Trust(R)			3,222	26,775

Liberty Property Trust(R)			1,753	60,777

Link REIT (The) (Hong Kong)(R)			2,000	7,679

Macerich Co. (The)(R)			377	21,508

Mack-Cali Realty Corp.(R)			1,216	33,124

National Health Investors, Inc.(R)			587	28,334

Pennsylvania Real Estate Investment Trust(R)			2,493	31,611

Post Properties, Inc.(R)			1,019	49,330

Prologis, Inc.(R)			1,768	56,541

Public Storage(R)			937	125,061

Rayonier, Inc.(R)			90	3,867

Realty Income Corp.(R)			262	10,042

Regency Centers Corp.(R)			107	4,688

Senior Housing Properties Trust(R)			130	2,685

Simon Property Group, Inc.(R)			1,797	265,093

SL Green Realty Corp.(R)			224	16,802

Sunstone Hotel Investors, Inc.(NON)(R)			2,969	29,720

Taubman Centers, Inc.(R)			77	5,621

UDR, Inc.(R)			497	12,872

Vornado Realty Trust(R)			618	50,627

Weingarten Realty Investors(R)			1,973	50,469

				1,725,173
Technology (2.4%)

Agilent Technologies, Inc.			238	9,677

AOL, Inc.(NON)			229	6,281

Apple, Inc.(NON)			170	98,214

Applied Materials, Inc.			587	6,064

BMC Software, Inc.(NON)			174	7,364

Broadcom Corp. Class A(NON)			228	7,376

Brocade Communications Systems, Inc.(NON)			508	2,362

CA, Inc.			308	7,660

Cadence Design Systems, Inc.(NON)			419	4,274

Cisco Systems, Inc.			1,171	19,122

Dell, Inc.(NON)			624	7,694

Fujitsu, Ltd. (Japan)			3,000	13,132

Google, Inc. Class A(NON)			72	41,822

IBM Corp.			120	23,148

Intel Corp.			376	9,716

KLA-Tencor Corp.			98	4,491

L-3 Communications Holdings, Inc.			88	6,001

Lam Research Corp.(NON)			92	3,432

Microsoft Corp.			1,760	51,374

Nikon Corp. (Japan)			500	13,936

Nokia OYJ (Finland)			3,574	9,472

NVIDIA Corp.(NON)			333	4,139

Oracle Corp.			204	5,400

Polycom, Inc.(NON)			151	1,727

QLogic Corp.(NON)			456	6,206

Qualcomm, Inc.			79	4,527

Symantec Corp.(NON)			543	8,058

Tech Data Corp.(NON)			49	2,333

Teradyne, Inc.(NON)			181	2,615

Vishay Intertechnology, Inc.(NON)			207	2,198

Western Digital Corp.(NON)			134	4,206

				394,021
Transportation (0.3%)

ComfortDelgro Corp., Ltd. (Singapore)			8,000	9,126

Delta Air Lines, Inc.(NON)			719	8,700

Deutsche Post AG (Germany)			424	6,994

United Parcel Service, Inc. Class B			74	5,546

Wabtec Corp.			47	3,413

Yangzijiang Shipbuilding Holdings, Ltd. (China)			12,000	9,638

				43,417
Utilities and power (0.8%)

AES Corp. (The)(NON)			566	6,843

Ameren Corp.			217	7,011

CenterPoint Energy, Inc.			373	7,546

CMS Energy Corp.			238	5,545

DTE Energy Co.			146	8,297

Enel SpA (Italy)			3,718	10,615

Energias de Portugal (EDP) SA (Portugal)			2,109	4,395

Entergy Corp.			145	9,357

NRG Energy, Inc.(NON)			248	3,799

PG&E Corp.			305	13,329

Red Electrica Corporacion. SA (Spain)			634	23,476

RWE AG (Preference) (Germany)			866	28,882

TECO Energy, Inc.			220	3,828

Westar Energy, Inc.			121	3,463

				136,386

Total common stocks (cost $5,074,153)				$5,103,410

INVESTMENT COMPANIES (10.2%)(a)
			Shares	Value

Putnam Absolute Return 700 Fund (Class Y)			142,361	$1,638,576

Total investment Companies (cost $1,663,058)				$1,638,576

CORPORATE BONDS AND NOTES (9.4%)(a)
			Principal amount	Value

Basic materials (0.4%)

ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)			$5,000	$4,813

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			5,000	4,369

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			5,000	5,213

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041			5,000	5,357

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			5,000	4,946

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			5,000	4,913

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			15,000	—

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			15,000	17,550

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			5,000	5,163

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)			4,000	4,863

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			5,000	5,647

				62,834
Capital goods (0.3%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016			25,000	25,500

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			10,000	13,069

Ryerson, Inc. company guaranty sr. notes 12s, 2015			5,000	5,100

				43,669
Communication services (1.0%)

American Tower Corp. sr. unsec. notes 7s, 2017(R)			5,000	5,843

American Tower REIT, Inc. sr. unsec. notes 7 1/4s, 2019(R)			5,000	5,907

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018			5,000	5,911

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017			22,000	16,940

Comcast Cable Communications company guaranty sr. unsub. notes 8 7/8s, 2017			5,000	6,463

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			5,000	6,433

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			5,000	5,481

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			3,000	3,111

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 11 1/4s, 2016 (Bermuda)			12,000	12,525

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			5,156	5,066

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			10,000	9,825

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			5,000	6,704

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			15,000	15,600

Qwest Corp. notes 6 3/4s, 2021			4,000	4,475

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			10,000	10,817

Sprint Capital Corp. company guaranty 6 7/8s, 2028			40,000	29,700

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			5,000	4,466

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			5,000	6,358

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			5,000	5,263

				166,888
Consumer cyclicals (1.3%)

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020			5,000	5,693

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			5,000	4,225

American Media, Inc. 144A notes 13 1/2s, 2018			320	291

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			5,000	3,450

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			52,000	35,100

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			5,000	5,553

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			20,000	21,500

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			5,000	5,213

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			5,000	5,721

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			10,000	10,250

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			6,000	5,955

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			20,000	20,800

Liberty Interactive, LLC debs. 8 1/4s, 2030			5,000	5,088

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			20,000	1,500

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			5,000	5,313

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			5,000	5,175

QVC, Inc. 144A sr. notes 7 1/8s, 2017			5,000	5,300

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			9,000	10,635

Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016 (In default)(F)(NON)			15,000	2

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			5,000	6,623

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			10,000	6,975

UR Merger Sub Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			10,000	11,025

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			15,000	16,838

				198,225
Consumer staples (0.8%)

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			5,000	6,870

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015			14,099	11,808

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			10,000	11,281

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			8,000	8,620

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			10,000	12,051

McDonald's Corp. sr. unsec. notes 5.7s, 2039			15,000	19,399

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			5,000	4,950

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			20,000	19,200

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			25,000	27,063

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			10,000	11,450

				132,692
Energy (0.6%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			5,000	6,243

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			5,000	5,588

Chesapeake Energy Corp. company guaranty 6 1/2s, 2017			15,000	14,250

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec notes 5 7/8s, 2021			3,000	2,865

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020			5,000	5,591

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			20,000	22,150

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000	5,173

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			10,000	14,257

Williams Cos., Inc. (The) notes 8 3/4s, 2032			7,000	9,756

Williams Cos., Inc. (The) notes 7 3/4s, 2031			2,000	2,533

				88,406
Financials (1.6%)

Ally Financial, Inc. company guaranty sr. unsec. notes 6 7/8s, 2012			3,000	3,026

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.667s, 2014			1,000	958

American Express Co. sr. unsec. notes 8 1/8s, 2019			20,000	26,676

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			10,000	10,828

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			15,000	17,686

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			5,000	5,458

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039			3,000	3,105

CIT Group, Inc. 144A bonds 7s, 2017			30,749	30,710

Citigroup Capital XXI company guaranty jr. unsec. sub. notes FRN 8.3s, 2057			5,000	5,055

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018			5,000	5,441

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			5,000	5,987

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, perpetual maturity			5,000	4,025

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.667s, 2016			5,000	4,779

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			5,000	6,150

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021			5,000	4,852

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			5,000	5,678

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			5,000	5,125

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			5,000	3,100

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016			15,000	14,888

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			15,000	15,169

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			5,000	5,000

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			5,000	4,450

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 6 3/8s, 2021 (United Kingdom)			5,000	5,393

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			5,000	7,343

MetLife, Inc. sr. unsec. 6 3/4s, 2016			5,000	5,883

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec notes 6 7/8s, 2021(R)			5,000	5,150

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			10,000	10,425

Royal Bank of Scotland Group PLC sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)			5,000	5,056

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.474s, 2037			15,000	10,909

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			5,000	5,779

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			5,000	5,799

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)			10,000	11,066

				260,949
Health care (0.3%)

Aetna, Inc. sr. unsec. notes 6 1/2s, 2018			5,000	6,155

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			20,000	21,275

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			2,000	1,985

HCA, Inc. sr. unsec. notes 6 1/4s, 2013			2,000	2,040

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			5,000	4,988

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			5,492	5,547

WellPoint, Inc. notes 7s, 2019			5,000	6,315

				48,305
Technology (0.7%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			15,000	13,725

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			5,000	4,525

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018			3,000	3,233

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			55,270	54,994

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			3,000	3,210

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			10,000	10,513

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			16,000	12,720

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018			5,000	6,015

Lexmark International Inc, sr. unsec. notes 5.9s, 2013			5,000	5,187

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 10 1/4s, 2015			4,000	4,110

				118,232
Transportation (—%)

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			5,000	5,093

				5,093
Utilities and power (2.4%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			15,000	16,650

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			5,000	6,736

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			5,000	6,173

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.417s, 2013			10,000	10,000

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			100,000	117,971

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			5,000	6,000

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			25,000	15,125

Edison Mission Energy sr. unsec. notes 7.2s, 2019			10,000	5,275

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032			5,000	6,645

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			5,000	5,707

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)			5,000	5,994

Energy Future Holdings Corp. sr. notes 9 3/4s, 2019			35,000	35,875

Energy Future Intermediate Holding Co., LLC sr. notes 9 3/4s, 2019			37,000	37,925

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036			5,000	4,902

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			5,000	5,425

Nevada Power Co. notes 6 1/2s, 2018			10,000	12,383

NRG Energy, Inc. company guaranty 7 3/8s, 2017			5,000	5,169

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			15,000	16,461

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			4,000	4,512

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			5,000	5,000

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			5,000	5,880

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019			5,000	6,766

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)			10,000	10,270

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019			5,000	6,308

Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018			15,000	20,343

Wisconsin Energy Corp. jr. unsec. sub. notes FRN 6 1/4s, 2067			5,000	5,125

				384,620

Total corporate bonds and notes (cost $1,457,739)				$1,509,913

CONVERTIBLE BONDS AND NOTES (7.6%)(a)
			Principal amount	Value

Basic materials (0.3%)

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			$23,000	$23,920

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014			19,000	19,143

				43,063
Capital goods (0.7%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			30,000	31,238

Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s, 2013			20,000	19,950

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)			35,000	30,800

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015			22,000	20,818

				102,806
Communication services (1.1%)

Cogent Communication Group, Inc. cv. sr. unsec. notes 1s, 2027			23,000	21,706

Equinix, Inc. cv. unsec. sub. notes 3s, 2014			30,000	46,688

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014			46,000	43,413

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			23,000	31,885

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027			38,000	7,125

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)			17,000	23,651

				174,468
Consumer cyclicals (2.1%)

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			12,000	12,060

Charming Shoppes, Inc. cv. sr. unsec. notes 1 1/8s, 2014			44,000	43,780

Digital River, Inc. cv. sr. unsec. notes 2s, 2030			33,000	30,814

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			20,000	28,975

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/8s, 2023			33,000	37,455

Liberty Media, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			63,000	38,351

Live Nation Entertainment, Inc. cv. sr. unsec. notes 2 7/8s, 2027			37,000	35,428

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			57,000	56,537

PHH Corp. cv. sr. unsec. notes 4s, 2014			31,000	30,496

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			19,000	24,641

				338,537
Consumer staples (0.2%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			15,000	15,863

Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027			22,000	21,395

				37,258
Energy (0.6%)

Chesapeake Energy Corp. cv. sr. unsec. notes company guaranty 2 1/4s, 2038			33,000	25,389

Endeavour International Corp. 144A cv. company guaranty sr. unsec. notes 5 1/2s, 2016			20,000	18,163

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029			23,000	21,692

Massey Energy Co. cv. company guaranty sr. unsub. notes 3 1/4s, 2015			17,000	14,323

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			25,000	21,656

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			15,000	150

				101,373
Financials (0.7%)

Amtrust Financial Services, Inc. 144A cv. sr. unsec. notes 5 1/2s, 2021			13,000	14,762

Ares Capital Corp. 144A cv. sr. unsec. notes 5 3/4s, 2016			32,000	32,320

iStar Financial, Inc. cv. sr. unsec. unsub. notes FRN 0.968s, 2012(R)			25,000	24,845

KKR Financial Holdings, LLC cv. sr. unsec. notes 7 1/2s, 2017			18,000	24,120

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014			25,000	21,969

				118,016
Health care (0.8%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			27,000	24,368

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China) (In default)(NON)			25,000	6,250

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(NON)			14,000	4,620

Dendreon Corp. cv. sr. unsec. notes 2 7/8s, 2016			28,000	19,775

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 12/15/13) 2037(STP)			35,000	34,431

Providence Service Corp. (The) cv. sr. unsec. sub. notes 6 1/2s, 2014			9,000	8,876

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			21,000	24,229

				122,549
Technology (1.0%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			42,000	42,263

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			11,000	11,481

Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes 10 1/8s, 2014			55,000	68,956

TeleCommunication Systems, Inc. 144A cv. sr. unsec. notes 4 1/2s, 2014			27,000	23,794

TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s, 2015			20,000	20,038

				166,532
Transportation (0.1%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015			23,000	11,570

				11,570

Total convertible bonds and notes (cost $1,221,181)				$1,216,172

CONVERTIBLE PREFERRED STOCKS (7.0%)(a)
			Shares	Value

Banking (0.4%)

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			60	$66,300

				66,300
Basic materials (—%)

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			1,775	18

				18
Communication services (0.2%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			800	32,120

				32,120
Consumer cyclicals (1.8%)

Callaway Golf Co. Ser. B, 7.50% cv. pfd.			210	20,186

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			2,020	52,141

General Motors Co. Ser. B, $2.375 cv. pfd.			2,265	83,380

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.			41	40,898

Nielsen Holdings NV $3.125 cv. pfd.			760	41,088

Stanley Black & Decker, Inc. $4.75 cv. pfd.			390	44,948

				282,641
Consumer staples (0.5%)

Bunge, Ltd. $4.875 cv. pfd.			370	34,125

Dole Food Automatic Exchange 144A 7.00% cv. pfd.(NON)			1,865	16,692

Newell Financial Trust I $2.625 cum. cv. pfd.			650	29,738

				80,555
Energy (0.4%)

Apache Corp. Ser. D, $3.00 cv. pfd.			445	21,332

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			48	39,720

				61,052
Financials (1.9%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			1,375	35,234

AMG Capital Trust II $2.575 cv. pfd.			1,085	45,367

Bank of America Corp. Ser. L, 7.25% cv. pfd.			82	76,363

Citigroup, Inc. $7.50 cv. pfd.			820	68,880

Hartford Financial Services Group, Inc. (The) Ser. F, $1.182 cv. pfd.			1,095	21,079

Huntington Bancshares Ser. A, 8.50% cv. pfd.			33	38,247

Lehman Brothers Holdings, Inc. 7.25% cv. pfd. (Escrow)(F)			18	—

MetLife, Inc. $3.75 cv. pfd.			481	28,215

				313,385
Real estate (0.4%)

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.(R)			1,435	27,247

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			725	38,693

				65,940
Technology (0.2%)

Lucent Technologies Capital Trust I 7.75% cv. pfd.			50	33,000

				33,000
Transportation (0.2%)

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			3,025	30,904

				30,904
Utilities and power (1.0%)

AES Trust III $3.375 cv. pfd.			1,085	53,708

El Paso Energy Capital Trust I $2.375 cv. pfd.			965	45,336

Great Plains Energy, Inc. $6.00 cv. pfd.			500	29,795

PPL Corp. $4.375 cv. pfd.			600	31,410

				160,249

Total convertible preferred stocks (cost $1,189,137)				$1,126,164

U.S. TREASURY OBLIGATIONS (3.7%)(a)
			Principal amount	Value

U.S. Treasury Bonds
5 1/4s, November 15, 2028			$32,000	$45,709
4 5/8s, February 15, 2040			30,000	42,252
4 1/2s, February 15, 2036			17,000	23,205
4 3/8s, May 15, 2041			95,000	129,116

U.S. Treasury Notes
3 1/2s, February 15, 2018			31,000	35,646
3 1/8s, October 31, 2016			75,000	83,209
1 7/8s, September 30, 2017			17,000	17,990
1 3/8s, May 15, 2013			68,000	68,753
1s, August 31, 2016			140,000	142,538

Total U.S. treasury Obligations (cost $563,252)				$588,418

FOREIGN GOVERNMENT BONDS AND NOTES (1.2%)(a)
			Principal amount	Value

Indonesia (Republic of) 144A notes 5 1/4s, 2042			$200,000	$197,750

Total foreign government bonds and notes (cost $196,315)				$197,750

MORTGAGE-BACKED SECURITIES (0.8%)(a)
			Principal amount	Value

Commercial Mortgage Pass-Through Certificates FRB Ser. 04-LB3A, Class B, 5.358s, 2037(F)			$25,000	$26,032

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.774s, 2039			7,209	7,197

CS First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.753s, 2038			171,850	1,622

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 07-LDPX, Class A3S, 5.317s, 2049			14,000	14,303
Ser. 2007-LDPX, Class A2S, 5.305s, 2049			16,952	17,143
Ser. 04-CB8, Class B, 4 1/2s, 2039			10,000	9,575
FRB Ser. 05-CB13, Class X2, IO, 0.024s, 2043			22,267,248	4,453

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			2,000	2,082

LB-UBS Commercial Mortgage Trust Ser. 03-C5, Class F, 4.843s, 2037			10,000	9,455

LB-UBS Commercial Mortgage Trust 144A Ser. 05-C2, Class XCL, IO, 0.357s, 2040			237,721	1,874

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A2, 5.743s, 2050			7,973	7,963

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, Class A2, 5.569s, 2046			19,484	19,610

Total mortgage-backed securities (cost $117,245)				$121,309

UNITS (0.2%)(a)
			Units	Value

Ashland, Inc. cv. jr. unsec. sub. debs. units 6 1/2s, 2029			45,000	$36,000

Total Units (cost $41,569)				$36,000

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$10,000	$12,597

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			10,000	13,699

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			5,000	6,029

Total municipal bonds and notes (cost $25,069)				$32,325

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			5	$4,287

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			430	9,845

Total preferred stocks (cost $14,301)				$14,132

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$ 0.01	6,345	$1,523

Total warrants (cost $1,269)				$1,523

SHORT-TERM INVESTMENTS (29.5%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.12%(e)			3,971,328	$3,971,328

U.S. Treasury Bills with an effective yield of 0.182%, May 2, 2013			$500,000	499,192

U.S. Treasury Bills with effective yields ranging from 0.072% to 0.105%, July 26, 2012(SEG)			140,000	139,979

U.S. Treasury Bills with effective yields ranging from 0.073% to 0.075%, June 28, 2012(SEG)			130,000	129,992

Total short-term investments (cost $4,740,448)				$4,740,491

TOTAL INVESTMENTS

Total investments (cost $16,304,736)(b)				$16,326,183

FORWARD CURRENCY CONTRACTS at 5/31/12 (aggregate face value $961,710) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Euro	Buy	6/20/12	$95,588	$102,366	$(6,778)
Barclays Bank PLC
	Hong Kong Dollar	Buy	6/20/12	979	980	(1)
	Swiss Franc	Buy	6/20/12	7,311	7,816	(505)
Citibank, N.A.
	British Pound	Buy	6/20/12	4,161	4,380	(219)
	British Pound	Sell	6/20/12	4,161	4,221	60
	Danish Krone	Buy	6/20/12	17,476	18,506	(1,030)
	Euro	Sell	6/20/12	38,705	41,488	2,783
	Singapore Dollar	Sell	6/20/12	7,993	8,305	312
	Swiss Franc	Buy	6/20/12	7,826	8,369	(543)
Credit Suisse AG
	Australian Dollar	Sell	6/20/12	194	372	178
	Euro	Sell	6/20/12	33,883	36,296	2,413
	Japanese Yen	Buy	6/20/12	3,625	3,582	43
	Norwegian Krone	Buy	6/20/12	13,304	14,215	(911)
	Swedish Krona	Buy	6/20/12	2,930	3,023	(93)
Deutsche Bank AG
	Australian Dollar	Buy	6/20/12	19,842	20,980	(1,138)
	Australian Dollar	Sell	6/20/12	19,842	19,889	47
	Mexican Peso	Buy	6/20/12	12,632	13,957	(1,325)
	Mexican Peso	Sell	6/20/12	12,632	13,805	1,173
Goldman Sachs International
	Australian Dollar	Sell	6/20/12	973	1,182	209
	Euro	Sell	6/20/12	5,812	6,223	411
	Swedish Krona	Sell	6/20/12	9,630	10,397	767
HSBC Bank USA, National Association
	Australian Dollar	Buy	6/20/12	2,918	2,925	(7)
	Australian Dollar	Sell	6/20/12	2,918	3,085	167
	British Pound	Buy	6/20/12	21,884	22,200	(316)
	British Pound	Sell	6/20/12	21,884	23,029	1,145
	Euro	Sell	6/20/12	53,544	57,272	3,728
	New Zealand Dollar	Sell	6/20/12	28,608	30,689	2,081
	Singapore Dollar	Buy	6/20/12	3,803	3,950	(147)
	Swiss Franc	Buy	6/20/12	11,224	12,005	(781)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	6/20/12	25,581	27,078	1,497
	British Pound	Buy	6/20/12	4,007	4,216	(209)
	British Pound	Sell	6/20/12	4,007	4,065	58
	Euro	Sell	6/20/12	42,909	46,494	3,585
	Hong Kong Dollar	Buy	6/20/12	1,791	1,792	(1)
	Singapore Dollar	Sell	6/20/12	6,519	6,822	303
Royal Bank of Scotland PLC (The)
	British Pound	Buy	6/20/12	34,674	36,077	(1,403)
	Euro	Sell	6/20/12	14,345	16,069	1,724
	Japanese Yen	Sell	6/20/12	7,444	7,359	(85)
State Street Bank and Trust Co.
	Euro	Buy	6/20/12	104,244	111,854	(7,610)
	Israeli Shekel	Sell	6/20/12	1,690	1,778	88
	Japanese Yen	Sell	6/20/12	5,525	5,399	(126)
UBS AG
	Euro	Sell	6/20/12	53,050	56,375	3,325
	Israeli Shekel	Buy	6/20/12	2,944	3,000	(56)
	Israeli Shekel	Sell	6/20/12	2,944	3,040	96
	Mexican Peso	Buy	6/20/12	11,735	12,826	(1,091)
	Mexican Peso	Sell	6/20/12	11,735	12,977	1,242
	Norwegian Krone	Sell	6/20/12	24,989	26,688	1,699
Westpac Banking Corp.
	British Pound	Buy	6/20/12	5,856	6,162	(306)
	British Pound	Sell	6/20/12	5,856	5,941	85
	Euro	Buy	6/20/12	52,926	56,697	(3,771)
	Japanese Yen	Buy	6/20/12	13,806	13,494	312

Total						$1,079

FUTURES CONTRACTS OUTSTANDING at 5/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	1	$169,000	Sep-12	$(4,674)
U.S. Treasury Note 5 yr (Long)	1	124,188	Sep-12	436
U.S. Treasury Note 10 yr (Long)	1	133,938	Sep-12	1,146

Total				$(3,092)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/12 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Deutsche Bank AG
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	$—	EUR	10,000	9/20/13	477 bp	$680
	JPMorgan Chase Bank NA
	DJ CDX EM Series 15 Version 1 Index	BB+/P	(200,000)		$1,600,000	6/20/16	500 bp	(73,384)
	DJ CDX NA HY Series 18 Index	B+/P	56,438		2,150,000	6/20/17	500 bp	(77,596)

	Total							$(150,300)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2012. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2012 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $16,058,444.
(b)	The aggregate identified cost on a tax basis is $16,377,239, resulting in gross unrealized appreciation and depreciation of $776,073 and $827,129, respectively, or net unrealized depreciation of $51,056.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,313 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,666,552 and $953,424, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $4,208,836 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
The fund had an average contract amount of approximately $4,400,000 on forward currency contracts for the reporting period.
Credit default contracts: The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $21,360 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.
Transactions with affiliated issuers
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sales proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
	Putnam Absolute Return 700 Fund (Class Y)	$1,693,638	$41,857	$125,436	$—	$—	$1,638,576
Market values are shown for those securities affiliated at period end.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$164,113	$43,434	$—
Capital goods	183,094	54,905	—
Communication services	133,524	57,364	—
Conglomerates	60,849	—	—
Consumer cyclicals	330,494	64,886	—
Consumer staples	254,026	125,782	—
Energy	190,143	123,094	—
Financials	2,114,607	157,873	—
Health care	360,756	110,642	—
Technology	384,549	9,472	—
Transportation	36,423	6,994	—
Utilities and power	69,018	67,368	—
Total common stocks	4,281,596	821,814	—
Convertible bonds and notes	—	1,216,172	—
Convertible preferred stocks	—	1,126,146	18
Corporate bonds and notes	—	1,509,911	2
Foreign government bonds and notes	—	197,750	—
Investment Companies	1,638,576	—	—
Mortgage-backed securities	—	121,309	—
Municipal bonds and notes	—	32,325	—
Preferred stocks	—	14,132	—
U.S. Treasury Obligations	—	588,418	—
Units	—	36,000	—
Warrants	—	—	1,523
Short-term investments	3,971,328	769,163	—

Totals by level	$9,891,500	$6,433,140	$1,543

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,079	$—
Futures contracts	(3,092)	—	—
Credit default contracts	—	(6,738)	—

Totals by level	$(3,092)	$(5,659)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$127,296	$134,034
Foreign exchange contracts	29,531	28,452
Equity contracts	1,523	—
Interest rate contracts	1,582	4,674

Total	$159,932	$167,160

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012